Weiss Alternative Multi-Strategy Fund
Schedule of Investments (Unaudited)
January 31, 2024

	Shares		Value
Common Stocks — 64.70%
Aerospace & Defense — 0.50%
Boeing Co.(a)	2,148		$453,315
HEICO Corp. - Class A	720		101,858
L3Harris Technologies, Inc.	1,930		402,251
Lockheed Martin Corp.	37		15,888
TransDigm Group, Inc.	102		111,453
			1,084,765
Air Freight & Logistics — 0.41%
C.H. Robinson Worldwide, Inc.	32		2,691
DSV A/S(b)	1,139		203,778
Expeditors International of Washington, Inc.	467		58,996
FedEx Corp.	358		86,382
Hub Group, Inc. - Class A(a)	6,924		313,519
United Parcel Service, Inc. - Class B	1,618		229,594
			894,960
Automobile Components — 0.11%
BorgWarner, Inc.	1,790		60,681
Goodyear Tire & Rubber Co.(a)	8,263		115,186
Visteon Corp.(a)	557		64,217
			240,084
Automobiles — 0.38%
General Motors Co.	21,605		838,274

Banks — 2.49%
Banc of California, Inc.	16,160		222,685
Bank of America Corp.	6,623		225,248
Banner Corp.	3,952		184,084
Citigroup, Inc.	5,310		298,263
Citizens Financial Group, Inc.	8,110		265,197
Columbia Banking System, Inc.	13,653		275,244
Comerica, Inc.	5,103		268,316
ConnectOne Bancorp, Inc.	2,076		47,416
First Citizens BancShares, Inc. - Class A	296		446,960
First Hawaiian, Inc.	3,790		82,205
First Horizon Corp.	27,733		394,918
Independent Bank Group, Inc.	1,818		87,900
Pacific Premier Bancorp, Inc.	3,425		86,892
PNC Financial Services Group, Inc.	2,094		316,634
Texas Capital Bancshares, Inc.(a)	2,944		179,584
Truist Financial Corp.	19,099		707,810
UniCredit SpA(b)	6,415		187,908
Valley National Bancorp	24,129		232,121
WaFd, Inc.	1,526		44,315
Webster Financial Corp.	5,229		258,731
Western Alliance Bancorp	5,234		334,767
Wintrust Financial Corp.	2,769		268,538
			5,415,736
Beverages — 1.85%
Coca-Cola Co.(c)	35,788		2,129,029
Coca-Cola Europacific Partners PLC(b)	13,159		906,655
Constellation Brands, Inc. - Class A(c)	3,815		934,980
Keurig Dr. Pepper, Inc.	2,201		69,199
			4,039,863
Biotechnology — 1.54%
89bio, Inc.(a)	9,200		91,080
AbbVie, Inc.	137		22,523
Abivax SA - ADR(a)(b)	358		4,718
Alkermes plc(a)(b)	36		974
Alnylam Pharmaceuticals, Inc.(a)	31		5,360
Arcutis Biotherapeutics, Inc.(a)	10,740		63,044
Argenx S.E. - ADR(a)(b)	302		114,914
Astria Therapeutics, Inc.(a)	4,117		53,644
Biogen, Inc.(a)	1,206		297,471
Biohaven Ltd.(a)(b)	1,450		64,496
BioMarin Pharmaceutical, Inc.(a)	184		16,207
Bridgebio Pharma, Inc.(a)	1,504		51,572
Cerevel Therapeutics Holdings, Inc.(a)	34		1,425
Cytokinetics, Inc.(a)(d)	1,819		142,118
Dynavax Technologies Corp.(a)	989		12,778
Exact Sciences Corp.(a)	4,292		280,696
Fusion Pharmaceuticals, Inc.(a)(b)	4,903		56,973
Heron Therapeutics, Inc.(a)	3,312		7,982
Immunovant, Inc.(a)	2,711		98,708
Incyte Corp.(a)	384		22,568
Insmed, Inc.(a)	3,051		84,818
Karuna Therapeutics, Inc.(a)	37		11,597
Karyopharm Therapeutics, Inc.(a)	995		747
Madrigal Pharmaceuticals, Inc.(a)	646		139,995
Merus N.V.(a)(b)	392		13,987
Moderna, Inc.(a)	1,141		115,298
Morphic Holding, Inc.(a)	2,392		75,802
Natera, Inc.(a)	3,760		247,934
Neurocrine Biosciences, Inc.(a)	659		92,108
RAPT Therapeutics, Inc.(a)	1,805		44,674
Regeneron Pharmaceuticals, Inc.(a)	131		123,504
Rigel Pharmaceuticals, Inc.(a)	3,727		4,361
Roivant Sciences Ltd.(a)(b)	9,107		91,070
Sarepta Therapeutics, Inc.(a)	769		91,503
Tango Therapeutics, Inc.(a)	2,334		27,425
Telix Pharmaceuticals Ltd.(a)(b)	5,143		38,345
TG Therapeutics, Inc.(a)	1,448		23,516
United Therapeutics Corp.(a)	503		108,034
Vera Therapeutics, Inc.(a)	895		32,596
Vertex Pharmaceuticals, Inc.(a)	822		356,237
Viking Therapeutics, Inc.(a)	6,108		147,447
Viridian Therapeutics, Inc.(a)	3,610		69,493
Xenon Pharmaceuticals, Inc.(a)(b)	184		8,320
			3,358,062
Broadline Retail — 0.92%
Alibaba Group Holding Ltd. - ADR(b)(d)	467		33,703
Amazon.com, Inc.(a)	10,856		1,684,851
MercadoLibre, Inc.(a)	165		282,449
			2,001,003
Building Products — 0.27%
Armstrong World Industries, Inc.	817		81,055
Builders FirstSource, Inc.(a)	500		86,865
Carlisle Cos., Inc.	583		183,213
Janus International Group, Inc.(a)	7,180		101,597
Masco Corp.	1,255		84,449
Trane Technologies PLC(b)	165		41,588
			578,767
Capital Markets — 2.66%
Affiliated Managers Group, Inc.	2,366		352,155
Allfunds Group PLC(b)	13,252		95,006
AllianceBernstein Holding LP	50,673		1,700,079
Ameriprise Financial, Inc.	144		55,704
Bank of New York Mellon Corp.	2,760		153,070
BGC Group, Inc. - Class A	136,492		963,634
Blue Owl Capital, Inc. - Class A	9,064		140,855
Brightsphere Investment Group, Inc.	8,069		178,486
Brookfield Asset Management Ltd. – Class A(b)	3,392		136,324
Evercore, Inc. - Class A	680		116,776
Federated Hermes, Inc.	1,103		38,561
Goldman Sachs Group, Inc.	591		226,950
Intercontinental Exchange, Inc.	373		47,494
Invesco Ltd.(b)	7,202		114,008
KKR & Co., Inc.	4,117		356,450
Lazard, Inc.	10,340		403,053
LPL Financial Holdings, Inc.	1,171		280,091
Nasdaq, Inc.	4,041		233,449
Northern Trust Corp.	1,463		116,513
Tradeweb Markets, Inc. - Class A	949		90,525
			5,799,183
Chemicals — 0.37%
Air Products and Chemicals, Inc.	164		41,936
Albemarle Corp.	287		32,930
Chemours Co.	4,461		134,588
Corteva, Inc.	1,611		73,268
Dow, Inc.	3,971		212,846
PureCycle Technologies, Inc.(a)	15,736		61,685
RPM International, Inc.	820		87,461
Sherwin-Williams Co.	324		98,619
Tronox Holdings PLC(b)	1,279		17,637
Westlake Corp.	365		50,498
			811,468
Commercial Services & Supplies — 0.06%
Driven Brands Holdings, Inc.(a)	2,361		30,953
GEO Group, Inc.(a)	8,644		96,121
			127,074
Communications Equipment — 0.61%
ADTRAN Holdings, Inc.	41,291		258,688
Calix, Inc.(a)	2,685		89,088
Ciena Corp.(a)	3,620		191,860
CommScope Holding Co., Inc.(a)	344,627		799,535
			1,339,171
Construction & Engineering — 0.21%
Dycom Industries, Inc.(a)	4,138		462,215

Construction Materials — 0.09%
CRH PLC(b)	1,186		85,107
Martin Marietta Materials, Inc.	181		92,024
Vulcan Materials Co.	101		22,827
			199,958
Consumer Finance — 0.28%
Ally Financial, Inc.	2,417		88,655
Discover Financial Services	2,055		216,844
Encore Capital Group, Inc.(a)	3,549		177,734
FirstCash Holdings, Inc.	1,172		134,510
			617,743
Consumer Staples Distribution & Retail — 1.16%
Casey's General Stores, Inc.	2,001		542,990
Dollar General Corp.	965		127,448
Dollar Tree, Inc.(a)	140		18,287
Grocery Outlet Holding Corp.(a)	6,936		171,874
Performance Food Group Co.(a)	7,013		509,705
Sysco Corp.	6,089		492,783
Target Corp.	696		96,800
Walgreens Boots Alliance, Inc.	368		8,306
Wal-Mart Stores, Inc.	3,354		554,248
			2,522,441
Distributors — 0.10%
Genuine Parts Co.	953		133,639
Pool Corp.	207		76,849
			210,488
Diversified Consumer Services — 0.05%
WW International, Inc.(a)	26,566		99,888

Diversified REITs — 0.43%
Essential Properties Realty Trust, Inc.	38,069		948,299

Electrical Equipment — 0.89%
Acuity Brands, Inc.	96		22,863
American Superconductor Corp.(a)	716		7,876
AMETEK, Inc.	1,314		212,934
Eaton Corp. PLC	621		152,816
Enovix Corp.(a)	14,568		135,628
Eos Energy Enterprises, Inc.(a)	6,364		7,064
Freyr Battery, Inc.(a)	5,718		7,719
Hubbell, Inc.	712		238,926
nVent Electric PLC(b)	4,426		265,737
Rockwell Automation, Inc.	324		82,063
Vertiv Holdings Co. - Class A	14,372		809,574
			1,943,200
Electronic Equipment, Instruments & Components — 0.40%
Coherent Corp.(a)	6,440		306,158
Corning, Inc.	12,565		408,237
Flex Ltd.(a)	754		17,900
TE Connectivity Ltd.(b)	902		128,255
			860,550
Energy Equipment & Services — 1.99%
Archrock, Inc.	173		2,827
Baker Hughes Co.	387		11,029
Borr Drilling Ltd.(b)	397		2,442
Bristow Group, Inc.(a)	61		1,609
ChampionX Corporation	13,762		377,216
Diamond Offshore Drilling, Inc.(a)	218		2,660
Dril-Quip, Inc.(a)	342		6,864
Expro Group Holdings NV(a)(b)	14,571		256,450
Halliburton Co.	4,312		153,723
Helix Energy Solutions Group, Inc.(a)	8,373		78,706
Liberty Energy, Inc.	152		3,160
Newpark Resources, Inc.(a)	369		2,395
Noble Corp. PLC(b)	2,376		104,853
NOV, Inc.	252		4,917
Oceaneering International, Inc.(a)	22,934		476,569
Oil States International, Inc.(a)	269		1,660
Patterson-UTI Energy, Inc.	26,347		292,188
Schlumberger N.V. Ltd.(b)	13,134		639,626
SEACOR Marine Holdings, Inc.(a)	33		348
TechnipFMC plc(b)	8,682		167,910
Tenaris SA - ADR(b)	30,842		981,083
Tidewater, Inc.(a)	8,639		580,454
Transocean Ltd.(a)(b)	25,583		139,683
U.S. Silica Holdings, Inc.(a)	421		4,513
USA Compression Partners LP	1,119		27,919
Weatherford International PLC(a)(b)	28		2,507
			4,323,311
Entertainment — 0.62%
AMC Entertainment Holdings, Inc. – Class A(a)	504		2,041
Cinemark Holdings, Inc.(a)	4,347		60,119
Cineplex, Inc.(a)(b)	34		209
Endeavor Group Holdings, Inc. - Class A(d)	19,195		475,076
Madison Square Garden Company(a)	1,020		188,802
Netflix, Inc.(a)	190		107,181
Take-Two Interactive Software, Inc.(a)	1,695		279,556
Walt Disney Co.	1,365		131,108
Warner Music Group Corp. - Class A	2,880		105,091
			1,349,183
Financial Services — 1.10%
Affirm Holdings, Inc.(a)(d)	2,621		106,177
Apollo Global Management, Inc.	9,391		942,857
Banca Mediolanum SpA(b)	4,332		44,332
Block, Inc.(a)	1,074		69,821
Corebridge Financial, Inc.	8,758		211,681
Equitable Holdings, Inc.	8,542		279,239
Global Payments, Inc.	583		77,673
I3 Verticals, Inc. - Class A(a)	2,860		53,596
Marqeta, Inc. - Class A(a)(d)	8,078		48,549
Mr. Cooper Group, Inc.(a)	4,056		273,212
PayPal Holdings, Inc.(a)	405		24,847
PennyMac Financial Services, Inc.	1,574		137,284
Shift4 Payments, Inc. - Class A(a)	1,620		116,332
			2,385,600
Food Products — 1.39%
Conagra Brands, Inc.	4,339		126,482
Flowers Foods, Inc.	1,641		37,415
Freshpet, Inc.(a)	1,741		149,900
Ingredion, Inc.	3,216		345,945
J.M. Smucker Co.	3,695		486,077
Kraft Heinz Co.	13,243		491,713
Lamb Weston Holdings, Inc.	1,443		147,821
Pilgrim's Pride Corp.(a)	9,709		263,794
Post Holdings, Inc.(a)	3,032		281,582
Tyson Foods, Inc. - Class A	8,034		439,942
Utz Brands, Inc.	14,642		259,163
			3,029,834

Ground Transportation — 1.89%
Avis Budget Group, Inc.	4,942		809,056
Canadian Pacific Kansas City Ltd.(b)	1,796		144,524
Covenant Logistics Group, Inc.	2,487		120,222
CSX Corp.	3,590		128,163
Heartland Express, Inc.	2,493		32,284
J.B. Hunt Transport Services, Inc.	610		122,598
Knight-Swift Transportation Holdings, Inc.	2,640		151,483
Landstar System, Inc.	827		158,552
Marten Transport Ltd.	1,377		25,475
Norfolk Southern Corp.	4,830		1,136,210
Old Dominion Freight Line, Inc.	132		51,615
Saia, Inc.(a)	83		37,398
TFI International, Inc.(b)	179		23,533
Uber Technologies, Inc.(a)	716		46,733
Union Pacific Corp.	880		214,658
Werner Enterprises, Inc.	3,580		141,589
XPO, Inc.(a)	9,103		777,760
			4,121,853
Health Care Equipment & Supplies — 1.23%
Boston Scientific Corp.(a)	7,190		454,840
DexCom, Inc.(a)	281		34,099
Edwards Lifesciences Corp.(a)	562		44,100
Enovis Corp.(a)	5,635		330,775
Globus Medical, Inc. - Class A(a)	5,771		304,651
Haemonetics Corp.(a)	982		75,084
IDEXX Laboratories, Inc.(a)	8		4,121
Inari Medical, Inc.(a)	1,416		80,641
Inspire Medical Systems, Inc.(a)	534		112,605
Intuitive Surgical, Inc.(a)	32		12,103
iRhythm Technologies, Inc.(a)	98		11,738
Masimo Corp.(a)	478		61,633
Medtronic plc(b)	3,734		326,874
Penumbra, Inc.(a)	920		232,015
RxSight, Inc.(a)	368		16,748
Shockwave Medical, Inc.(a)	31		7,014
Silk Road Medical, Inc.(a)	263		3,979
STAAR Surgical Co.(a)	85		2,381
Stryker Corp.	492		165,056
Tandem Diabetes Care, Inc.(a)	5,610		127,908
Teleflex, Inc.	307		74,549
Treace Medical Concepts, Inc.(a)	736		9,921
Zimmer Biomet Holdings, Inc.	1,412		177,347
			2,670,182
Health Care Providers & Services — 0.59%
BrightSpring Health Services, Inc.(a)	897		9,885
Centene Corp.(a)	396		29,823
Cigna Group/The	36		10,834
CVS Health Corp.	360		26,773
Elevance Health, Inc.	33		16,283
Guardant Health, Inc.(a)	653		14,320
HCA Holdings, Inc.	729		222,272
HealthEquity, Inc.(a)	3,343		252,663
Humana, Inc.	801		302,825
Option Care Health, Inc.(a)	408		12,746
Pennant Group, Inc.(a)	197		2,957
Privia Health Group, Inc.(a)	1,472		29,676
Progyny, Inc.(a)	184		7,009
Quest Diagnostics, Inc.	125		16,054
Surgery Partners, Inc.(a)	3,489		107,077
Universal Health Services, Inc. - Class B	1,397		221,858
			1,283,055
Health Care REITs — 1.31%
National Health Investors, Inc.	6,748		358,859
Sabra Health Care REIT, Inc.	6,954		92,766
Ventas, Inc.(c)	51,922		2,408,662
			2,860,287
Health Care Technology — 0.34%
Evolent Health, Inc. - Class A(a)	11,922		350,626
Phreesia, Inc.(a)(d)	15,042		383,270
			733,896
Hotel & Resort REITs — 0.09%
Host Hotels & Resorts, Inc.	10,124		194,583

Hotels, Restaurants & Leisure — 4.56%
Bloomin' Brands, Inc.	31,619		841,698
Booking Holdings, Inc.(a)	47		164,851
Bowlero Corp. – Class A(a)	3,067		33,154
Boyd Gaming Corp.	2,549		161,836
Brinker International, Inc.(a)	3,913		167,437
Caesars Entertainment, Inc.(a)	1,198		52,556
Carnival Corp.(a)(b)	17,912		296,981
Cedar Fair LP	2,013		82,070
Cheesecake Factory, Inc.	379		13,026
Churchill Downs, Inc.	9		1,089
Cracker Barrel Old Country Store, Inc.	988		76,422
Domino's Pizza, Inc.	1,251		533,201
Dutch Bros, Inc. - Class A(a)	19,317		518,661
Expedia Group, Inc.(a)	2,351		348,724
Full House Resorts, Inc.(a)	901		4,253
Hilton Grand Vacations, Inc.(a)	5,595		233,312
Hilton Worldwide Holdings, Inc.	1,979		377,910
International Game Technology plc(b)	27		701
Jack in the Box, Inc.	543		42,338
Las Vegas Sands Corp.	15,547		760,559
Marriott International, Inc. - Class A	974		233,497
Papa John's International, Inc.	7,864		577,847
Penn Entertainment, Inc.(a)(d)	42,842		966,087
Planet Fitness, Inc. - Class A(a)	457		30,966
Restaurant Brands International, Inc.(b)	5,783		451,537
Royal Caribbean Cruises Ltd.(a)(b)	8,096		1,032,239
Six Flags Entertainment Corp.(a)	3,278		82,638
Sweetgreen, Inc. - Class A(a)	92		983
Vail Resorts, Inc.	1,083		240,426
Wyndham Hotels & Resorts, Inc.	2,405		187,422
Wynn Resorts Ltd.(d)	13,169		1,243,549
Yum! Brands, Inc.	1,268		164,193
			9,922,163
Household Durables — 0.25%
Lennar Corp. - Class A	767		114,935
Mohawk Industries, Inc.(a)	431		44,932
Tempur Sealy International, Inc.	2,010		100,279
Toll Brothers, Inc.	1,145		113,756
TopBuild Corp.(a)	458		169,061
			542,963
Household Products — 1.38%
Clorox Co.(d)	9,373		1,361,429
Colgate-Palmolive Co.	16,391		1,380,123
Spectrum Brands Holdings, Inc.(d)	3,470		272,811
			3,014,363
Industrial Conglomerates — 0.09%
General Electric Co.	1,557		206,178
Honeywell International, Inc.	3		607
			206,785
Industrial REITs — 4.41%
Americold Realty Trust(c)	142,338		3,914,295
EastGroup Properties, Inc.(c)	9,395		1,666,955
Rexford Industrial Realty, Inc.(c)	76,480		4,022,083
			9,603,333
Insurance — 0.97%
Allstate Corp.	1,398		217,040
American International Group, Inc.	1,267		88,069
ASR Nederland NV(b)	1,302		61,358
Axis Capital Holdings Ltd.(b)	359		21,368
Cincinnati Financial Corp.	724		80,219
Everest Group Ltd.(b)	497		191,330
Fidelis Insurance Holdings Ltd.(a)(b)	3,366		43,825
Hanover Insurance Group, Inc.	537		70,889
HCI Group, Inc.	543		48,691
International General Insurance Holdings Ltd.(b)	10,876		146,391
Kemper Corp.	1,444		86,640
MetLife, Inc.	716		49,633
Old Republic International Corp.	6,310		176,932
Reinsurance Group America, Inc.	1,137		197,713
RenaissanceRe Holdings Ltd.(b)	1,421		325,168
Unum Group	4,189		202,496
Willis Towers Watson plc(b)	430		105,909
			2,113,671
Interactive Media & Services — 0.19%
MediaAlpha, Inc. - Class A(a)	3,590		45,773
Meta Platforms, Inc. - Class A(a)(d)	712		277,779
QuinStreet, Inc.(a)	6,471		81,988
Vimeo, Inc.(a)	4,063		16,130
			421,670
IT Services — 0.33%
Akamai Technologies, Inc.(a)	736		90,697
Applied Digital Corp.(a)(d)	10,670		54,844
MongoDB, Inc.(a)	362		144,988
Okta, Inc.(a)	1,810		149,597
Snowflake, Inc. - Class A(a)	1,353		264,701
Twilio, Inc., Class A - Class A(a)	127		8,932
			713,759
Leisure Products — 0.00%
Old PSG Wind-Down Ltd.(a)(b)(e)	2,127		202

Life Sciences Tools & Services — 0.93%
Agilent Technologies, Inc.	37		4,814
Akoya Biosciences, Inc.(a)	1,877		9,535
Bruker Corp.	3,719		265,946
Danaher Corp.	2,012		482,699
Fortrea Holdings, Inc.(a)	4,606		142,602
ICON PLC(a)(b)	1,660		433,044
Illumina, Inc.(a)	833		119,127
Lonza Group AG(b)	303		148,138
Pacific Biosciences of California, Inc.(a)	3,547		23,091
QIAGEN NV(b)	2,777		120,963
Repligen Corp.(a)	81		15,341
Standard BioTools, Inc.(a)	200		454
Thermo Fisher Scientific, Inc.	489		263,561
			2,029,315
Machinery — 0.94%
AGCO Corp.	687		84,041
Chart Industries, Inc.(a)	3,055		356,580
Deere & Co.	990		389,644
Esab Corp.	501		43,081
Flowserve Corp.	12,449		497,089
Lincoln Electric Holdings, Inc.	644		143,110
Oshkosh Corp.	637		70,134
PACCAR, Inc.	1,892		189,938
Parker-Hannifin Corp.	339		157,466
Wabtec Corp.	395		51,970
Xylem, Inc.	551		61,954
			2,045,007
Marine Transportation — 0.06%
AP Moller - Maersk AS - Class B(b)	4		7,375
Kirby Corp.(a)	1,436		112,956
			120,331

Media — 0.73%
Comcast Corp. - Class A	4,332		201,611
comScore, Inc.(a)	16,727		337,551
Criteo SA - ADR(a)(b)	6,223		161,362
Liberty Media Corp.-Liberty SiriusXM(a)	19,943		605,470
Nexstar Media Group, Inc.	368		65,397
Paramount Global - Class B	3,036		44,295
Trade Desk, Inc. - Class A(a)	2,631		180,039
			1,595,725
Metals & Mining — 2.94%
Adriatic Metals PLC(a)(b)	25,617		59,382
Algoma Steel Group, Inc.(b)	136,752		1,140,513
Atlas Lithium Corp.(a)	10,257		232,321
BlueScope Steel Ltd.(b)	3,360		51,302
Capstone Copper Corp.(a)(b)	115,741		569,903
Carpenter Technology Corp.	4,536		279,372
Filo Corp.(a)(b)	53,002		814,869
Freeport-McMoRan, Inc.	27,391		1,087,149
Ivanhoe Mines Ltd. - Class A(a)(b)	14,201		149,039
Latin Resources Ltd.(a)(b)	312,408		34,381
Li-FT Power Ltd.(a)(b)	19,113		76,057
Lithium Americas Argentina Corp.(a)(b)	17,428		77,380
Lithium Ionic Corp.(a)(b)	20,175		14,106
NGEx Minerals Ltd.(a)(b)	94,052		577,833
Nickel Industries Ltd.(b)	73,400		37,618
Northam Platinum Holdings Ltd.(b)	33,727		227,213
Schnitzer Steel Industries, Inc. - Class A	4,225		111,244
Sigma Lithium Corp.(a)(b)	23,151		464,409
Teck Resources Ltd. - Class B(b)	7,029		281,230
WA1 Resources Ltd.(a)(b)	18,798		124,131
			6,409,452
Mortgage Real Estate Investment Trusts (REITs) — 0.21%
AGNC Investment Corp.	16,170		153,292
Annaly Capital Management, Inc.	11,993		230,145
Rithm Capital Corp.	7,310		78,217
			461,654
Office REITs — 4.11%
Boston Properties, Inc.(c)	68,725		4,570,213
Cousins Properties, Inc.(c)	103,097		2,361,952
Douglas Emmett, Inc.	84,014		1,138,390
Hudson Pacific Properties, Inc.	107,853		883,316
			8,953,871
Oil, Gas & Consumable Fuels — 2.18%
Aemetis, Inc.(a)	701		2,552
Antero Midstream Corp.	1,893		23,170
Antero Resources Corp.(a)	11,213		250,498
APA Corp.	734		22,996
Baytex Energy Corp.(b)	4,652		14,793
BP PLC - ADR(b)	258		9,056
Calumet Specialty Products Partners LP(a)	1,242		18,965
Cameco Corp.(b)	202		9,646
Canadian Natural Resources Ltd.(b)	1,302		83,315
Cenovus Energy, Inc.(b)	181		2,929
Cheniere Energy Partners LP	813		43,024
Cheniere Energy, Inc.	139		22,795
Chesapeake Energy Corp.	688		53,052
Chevron Corp.	24		3,538
Chord Energy Corp.	975		149,916
Comstock Resources, Inc.	16		125
Crescent Point Energy Corp.(b)	429		2,797
CrossAmerica Partners LP	342		8,040
Diamondback Energy, Inc.	2,308		354,832
Dorian LPG Ltd.	202		7,563
Encore Energy Corp.(a)(b)	1,451		6,689
Enerplus Corp.(b)	5,415		78,626
Equitrans Midstream Corp.	487		4,963
Frontline PLC(b)	895		20,308
Genesis Energy LP	645		7,437
Golar LNG Ltd.(b)	47,780		1,042,081
Green Plains, Inc.(a)	344		7,131
Gulfport Energy Corp.(a)	817		103,677
Imperial Oil Ltd.(b)	50		2,885
Kinder Morgan, Inc.	1,355		22,927
KNOT Offshore Partners LP(b)	156		920
Marathon Oil Corp.	11,737		268,190
Marathon Petroleum Corp.	1,202		199,051
Matador Resources Co.	2,842		155,997
Murphy Oil Corp.	6,375		246,713
Natural Resource Partners LP	210		20,423
NextDecade Corp.(a)	1,886		9,600
NGL Energy Partners LP(a)	2,099		12,195
Northern Oil & Gas, Inc.	4,828		161,738
NuStar Energy LP	3,099		68,179
Occidental Petroleum Corporation	113		6,505
Par Pacific Holdings, Inc.(a)	169		6,184
Peabody Energy Corporation	5,385		143,780
Permian Resources Corp.	16,918		228,055
Petroleo Brasileiro SA - ADR(b)	4,275		72,974
Phillips 66	1,662		239,843
Range Resources Corp.	3,566		103,557
Shell PLC - ADR(b)	45		2,831
SM Energy Co.	5,407		200,492
Southwestern Energy Co.(a)	16,952		109,340
StealthGas, Inc.(a)(b)	74		565
Sunoco LP	641		38,120
Teekay Corp.(a)(b)	1,721		15,472
TotalEnergies SE - ADR(b)	275		17,925
Transportadora de Gas del Sur SA - ADR(a)(b)	113		1,687
Vermilion Energy, Inc.(b)	1,486		15,989
Vista Energy SAB de CV - ADR(a)(b)	125		4,095
Woodside Energy Group Ltd. - ADR(b)	460		9,605
			4,740,351
Paper & Forest Products — 0.04%
West Fraser Timber Co. Ltd.(b)	1,123		89,300

Passenger Airlines — 0.10%
Delta Air Lines, Inc.	5,521		216,092

Personal Care Products — 0.16%
BellRing Brands, Inc.(a)	2,850		157,519
e.l.f. Beauty, Inc.(a)	439		70,034
Kenvue, Inc.	696		14,449
Oddity Tech Ltd. - Class A(a)(b)	763		31,512
Unilever PLC(b)	1,553		75,705
			349,219
Pharmaceuticals — 1.30%
AstraZeneca plc - ADR(b)	467		31,121
Bristol-Myers Squibb Co.	1,969		96,225
Elanco Animal Health, Inc.(a)	17,748		261,606
Eli Lilly & Co.	986		636,570
Green Thumb Industries, Inc.(a)(b)	23,308		308,124
GSK PLC - ADR(b)	3,877		152,909
Intra-Cellular Therapies, Inc.(a)	799		53,805
Merck & Co., Inc.	2,591		312,941
Novo Nordisk AS - ADR(b)	1,576		180,830
Novo Nordisk AS – Class B(b)	1,162		132,822
Organon & Co.	5,610		93,407
Pfizer, Inc.	1,472		39,862
Royalty Pharma PLC - Class A	3,096		87,895
Structure Therapeutics, Inc. - ADR(a)	2,398		104,601
Teva Pharmaceutical Industries Ltd. - ADR(a)(b)	14,530		175,813
Verano Holdings Corp.(a)	24,733		147,723
Verona Pharma PLC - ADR(a)(b)	365		6,698
			2,822,952
Professional Services — 0.32%
Alight, Inc. - Class A(a)	4,475		39,917
KBR, Inc.	12,232		637,409
Parsons Corp.(a)	359		23,389
			700,715
Real Estate Management & Development — 0.12%
Compass, Inc. - Class A(a)	1,077		3,705
DigitalBridge Group, Inc.	13,106		257,402
			261,107
Residential REITs — 0.19%
AvalonBay Communities, Inc.	1,790		320,428
Equity LifeStyle Properties, Inc.	1,499		101,467
			421,895
Retail REITs — 2.99%
Acadia Realty Trust(c)	91,282		1,557,271
Agree Realty Corp.(c)	32,147		1,916,283
Brixmor Property Group, Inc.(c)	94,098		2,111,558
NETSTREIT Corp.	10,980		199,507
Retail Opportunity Investments Corp.	52,821		717,837
			6,502,456
Semiconductors & Semiconductor Equipment — 1.09%
ASML Holding N.V.(b)	701		608,982
Marvell Technology, Inc.	6,498		439,915
Micron Technology, Inc.	1,436		123,137
Monolithic Power Systems, Inc.	460		277,251
NVIDIA Corp.	737		453,455
Qorvo, Inc.(a)	718		71,613
SiTime Corp.(a)	644		68,631
Synaptics, Inc.(a)	2,172		231,991
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	785		88,674
			2,363,649
Software — 2.21%
Altair Engineering, Inc. - Class A(a)	110		9,352
ANSYS, Inc.(a)	29		9,507
Braze, Inc. - Class A(a)	836		45,186
Cadence Design Systems, Inc.(a)	863		248,941
CyberArk Software Ltd.(a)(b)	543		126,780
Descartes Systems Group, Inc.(a)(b)	910		79,707
DocuSign, Inc.(a)	183		11,148
Elastic N.V.(a)	73		8,545
Envestnet, Inc.(a)	4,484		229,132
Five9, Inc.(a)	109		8,269
Freshworks, Inc. - Class A(a)	6,171		136,996
Gitlab, Inc. - Class A(a)	5,520		392,527
HashiCorp, Inc. - Class A(a)	437		9,553
Intuit, Inc.	366		231,067
Jamf Holding Corp.(a)	5,148		95,444
JFrog Ltd.(a)(b)	2,327		75,697
Klaviyo, Inc. - Class A(a)	3,211		83,004
LiveRamp Holdings, Inc.(a)	18,974		749,094
Microsoft Corp.(d)	2,974		1,182,402
Model N, Inc.(a)	1,474		39,724
Monday.com Ltd.(a)(b)	359		75,404
Oracle Corp.	2,685		299,915
Riskfield Ltd. - Class A(a)(b)	6,747		30,969
Roper Technologies, Inc.	136		73,032
SentinelOne, Inc. - Class A(a)	14,360		384,848
Smartsheet, Inc. - Class A(a)	182		8,185
Workday, Inc. - Class A(a)	552		160,671
			4,805,099
Specialized REITs — 2.90%
CubeSmart(c)	52,551		2,271,254
SBA Communications Corp.(c)	18,028		4,035,748
			6,307,002
Specialty Retail — 0.83%
Academy Sports & Outdoors, Inc.	1,950		122,324
Advance Auto Parts, Inc.	524		35,029
American Eagle Outfitters, Inc.	3,640		72,145
AutoNation, Inc.(a)	790		110,331
Bath & Body Works, Inc.	3,974		169,531
Burlington Stores, Inc.(a)	557		106,471
Gap, Inc.(d)	6,757		126,288
National Vision Holdings, Inc.(a)	4,453		84,652
O'Reilly Automotive, Inc.(a)	127		129,927
RH(a)	315		79,846
Ross Stores, Inc.	1,700		238,476
Signet Jewelers Ltd.(b)	1,419		141,162
Tractor Supply Co.	239		53,679
Ulta Beauty, Inc.(a)	296		148,607
Wayfair, Inc. - Class A(a)(d)	3,606		181,202
			1,799,670
Technology Hardware, Storage & Peripherals — 0.42%
Pure Storage, Inc. - Class A(a)	8,055		322,119
Seagate Technology Holdings PLC(b)	2,692		230,651
Western Digital Corp.(a)	6,282		359,645
			912,415
Textiles, Apparel & Luxury Goods — 0.52%
Capri Holdings Ltd.(a)(b)	427		20,812
Columbia Sportswear Co.	549		43,514
Gildan Activewear, Inc.(b)	6,588		217,470
NIKE, Inc. - Class B	2,062		209,355
PVH Corp.	2,689		323,378
Skechers U.S.A., Inc. - Class A(a)	3,836		239,520
Tapestry, Inc.(d)	2,171		84,213
			1,138,262
Trading Companies & Distributors — 0.89%
AerCap Holdings N.V.(a)(b)	6,201		474,749
Air Lease Corp.	3,722		155,617
Beacon Roofing Supply, Inc.(a)	2,334		193,465
Core & Main, Inc. - Class A(a)	3,965		163,794
DNOW, Inc.(a)	1,128		11,382
Fastenal Co.	361		24,631
FTAI Aviation Ltd.(b)	11,740		633,373
MRC Global, Inc.(a)	26,357		280,965
			1,937,976
Wireless Telecommunication Services — 0.01%
NII Holdings, Inc.(a)(e)	6,235		2,494
Telephone and Data Systems, Inc.	3		58
United States Cellular Corp.(a)	277		12,298
			14,850
Total Common Stocks (Cost $138,483,604)			140,882,250

EXCHANGE TRADED FUNDS — 9.86%
Commodity – 0.46%
Sprott Physical Gold Trust(a)(b)	13,057		205,648
Sprott Physical Uranium Trust(a)(b)	34,511		798,570
			1,004,218

Equity – 9.38%
Energy Select Sector SPDR Fund	4,257		355,076
Financial Select Sector SPDR Fund	539		20,892
Invesco S&P 500 Equal Weight ETF	4,723		738,961
Invesco S&P 500 Low Volatility ETF	4,964		313,328
iShares China Large-Cap ETF	1,617		35,185
iShares MSCI India ETF	4,324		215,724
iShares Russell 2000 ETF	86,120		16,610,825
iShares U.S. Home Construction ETF	2,871		287,043
iShares U.S. Medical Devices ETF	53		2,959
KraneShares CSI China Internet ETF	11,867		276,976
ProShares VIX Short-Term Futures ETF(a)	33,812		509,885
SPDR S&P Biotech ETF	185		16,174
SPDR S&P Metals & Mining ETF	2,141		122,422
SPDR S&P Regional Banking ETF	1,628		80,912
United States Oil Fund LP(a)	5,604		397,436
U.S. Global Jets ETF(a)	4,324		81,075
VanEck Vectors Semiconductor ETF(a)	2,003		372,298
			20,437,171
Fixed Income – 0.02%
ProShares UltraShort 20+ Year Treasury	1,279		40,698

Total Exchange Traded Funds (Cost $21,446,086)			21,482,087

Preferred Stocks — 0.09% Oil, Gas & Consumable Fuels – 0.09%
Petroleo Brasileiro SA(b)	11,451		187,796
Total Preferred Stocks (Cost $181,302)			187,796
	Contracts	Notional Amount
Purchased Options — 0.11%
Calls — 0.06%
Affirm Holdings, Inc.(f)
Exercise Price: $52.50, Expiration: 04/19/2024	43	$174,193	$13,975
Alibaba Group Holding Ltd.(f)
Exercise Price: $75.00, Expiration: 02/02/2024	18	129,906	306
Exercise Price: $80.00, Expiration: 02/16/2024	35	252,595	2,328
Alphabet, Inc.(f)
Exercise Price: $155.00, Expiration: 02/02/2024	11	155,980	28
Apollo Global Management, Inc.(f)
Exercise Price: $92.50, Expiration: 03/15/2024	8	80,320	7,640
Applied Digital Corp.(f)
Exercise Price: $6.00, Expiration: 03/01/2024	72	37,008	1,980
AstraZeneca PLC(f)
Exercise Price: $69.00, Expiration: 02/09/2024	40	266,560	2,000
Clorox Co.(f)
Exercise Price: $152.50, Expiration: 02/16/2024	43	624,575	7,955
CommScope Holding Co., Inc.(f)
Exercise Price: $2.50, Expiration: 05/17/2024	362	83,984	15,384
CVS Health Corp.(f)
Exercise Price: $74.00, Expiration: 02/09/2024	18	133,866	3,600
Cytokinetics, Inc.(f)
Exercise Price: $100.00, Expiration: 02/16/2024	4	31,252	370
Danaher Corp.(f)
Exercise Price: $250.00, Expiration: 02/02/2024	11	263,901	82
Dow, Inc.(f)
Exercise Price: $56.00, Expiration: 02/16/2024	36	192,960	792
Endeavor Group Holdings, Inc.(f)
Exercise Price: $28.00, Expiration: 03/15/2024	36	89,100	1,080
Gap, Inc.(f)
Exercise Price: $22.00, Expiration: 03/15/2024	16	29,904	736
Global X Uranium ETF(f)
Exercise Price: $33.00, Expiration: 02/16/2024	76	230,432	3,610
Golar LNG Ltd.(f)
Exercise Price: $25.00, Expiration: 03/15/2024	9	19,629	157
Goodyear Tire & Rubber Co.(f)
Exercise Price: $15.00, Expiration: 02/16/2024	22	30,668	605
Humana, Inc.(f)
Exercise Price: $425.00, Expiration: 02/16/2024	5	189,030	350
KraneShares CSI China Internet ETF(f)
Exercise Price: $27.00, Expiration: 02/23/2024	91	212,394	910
Marqeta, Inc.(f)
Exercise Price: $8.00, Expiration: 06/21/2024	171	102,771	5,985
Merck & Co., Inc.(f)
Exercise Price: $120.00, Expiration: 02/02/2024	7	84,546	1,372
Meta Platforms, Inc.(f)
Exercise Price: $400.00, Expiration: 02/02/2024	6	234,084	5,352
Microsoft Corp.(f)
Exercise Price: $415.00, Expiration: 02/02/2024	6	238,548	108
Norfolk Southern Corp.(f)
Exercise Price: $240.00, Expiration: 02/16/2024	14	329,336	3,115
Penn Entertainment, Inc.(f)
Exercise Price: $25.00, Expiration: 03/15/2024	13	29,315	1,196
Exercise Price: $27.50, Expiration: 02/16/2024	11	24,805	171
Exercise Price: $30.00, Expiration: 02/16/2024	24	54,120	156
Phillips 66(f)
Exercise Price: $150.00, Expiration: 03/15/2024	11	158,741	2,805
Pilgrim's Pride Corp.(f)
Exercise Price: $30.00, Expiration: 03/15/2024	32	86,944	960
PureCycle Technologies, Inc.(f)
Exercise Price: $4.00, Expiration: 02/16/2024	36	14,112	1,620
Snap, Inc.(f)
Exercise Price: $17.00, Expiration: 02/16/2024	36	57,204	4,356
SPDR S&P Biotech ETF(f)
Exercise Price: $92.00, Expiration: 02/02/2024	9	78,687	63
SPDR S&P Oil & Gas Exploration & Production ETF(f)
Exercise Price: $141.00, Expiration: 02/16/2024	18	239,436	1,233
Spectrum Brands Holdings, Inc.(f)
Exercise Price: $80.00, Expiration: 04/19/2024	7	55,034	2,380
Tapestry, Inc.(f)
Exercise Price: $40.00, Expiration: 05/17/2024	16	62,064	3,800
Exercise Price: $40.00, Expiration: 02/09/2024	36	139,644	2,880
United States Natural Gas Fund LP(f)
Exercise Price: $6.00, Expiration: 03/15/2024	240	471,120	2,760
Exercise Price: $9.00, Expiration: 02/23/2024	1,025	2,012,075	5,125
UnitedHealth Group, Inc.(f)
Exercise Price: $500.00, Expiration: 02/16/2024	5	255,870	8,400
Utz Brands, Inc.(f)
Exercise Price: $17.50, Expiration: 02/16/2024	18	31,860	1,215
Exercise Price: $20.00, Expiration: 03/15/2024	90	159,300	3,150
Valley National Bancorp(f)
Exercise Price: $10.00, Expiration: 02/16/2024	24	23,088	720
Wayfair, Inc.(f)
Exercise Price: $60.00, Expiration: 02/23/2024	11	55,275	2,239
Wynn Resorts Ltd.(f)
Exercise Price: $97.50, Expiration: 02/16/2024	52	491,036	11,519
			136,568
Puts — 0.05%
American Express Co.(f)
Exercise Price: $177.50, Expiration: 02/02/2024	14	281,036	49
Bank of America Corp.(f)
Exercise Price: $33.00, Expiration: 02/16/2024	64	217,664	1,664
Exercise Price: $34.00, Expiration: 02/16/2024	37	125,837	2,405
Bread Financial Holdings, Inc.(f)
Exercise Price: $32.50, Expiration: 02/16/2024	119	431,613	4,462
Cameco Corp.(f)
Exercise Price: $45.00, Expiration: 02/16/2024	37	176,675	3,922
Capri Holdings Ltd.(f)
Exercise Price: $37.50, Expiration: 02/16/2024	16	77,984	80
Catalent, Inc.(f)
Exercise Price: $45.00, Expiration: 02/16/2024	18	92,952	945
Exercise Price: $50.00, Expiration: 02/16/2024	27	139,428	5,130
Coinbase Global, Inc.(f)
Exercise Price: $120.00, Expiration: 02/09/2024	9	115,380	1,624
Corteva, Inc.(f)
Exercise Price: $40.00, Expiration: 02/16/2024	36	163,728	900
Cytokinetics, Inc.(f)
Exercise Price: $70.00, Expiration: 02/16/2024	7	54,691	1,015
Danaher Corp.(f)
Exercise Price: $225.00, Expiration: 02/02/2024	18	431,838	90
Endeavor Group Holdings, Inc.(f)
Exercise Price: $24.00, Expiration: 02/16/2024	126	311,850	7,560
HCA Healthcare, Inc.(f)
Exercise Price: $275.00, Expiration: 02/16/2024	4	121,960	150
Intuit, Inc.(f)
Exercise Price: $630.00, Expiration: 02/02/2024	4	252,532	2,160
iShares MSCI South Korea ETF(f)
Exercise Price: $56.00, Expiration: 02/16/2024	43	255,721	860
iShares Russell 2000 ETF(f)
Exercise Price: $193.00, Expiration: 02/02/2024	7	135,016	1,292
Exercise Price: $195.00, Expiration: 02/16/2024	9	173,592	4,041
Liberty Media Corp.-Liberty SiriusXM(f)
Exercise Price: $30.00, Expiration: 02/16/2024	72	218,592	4,680
Merck & Co., Inc.(f)
Exercise Price: $120.00, Expiration: 02/02/2024	18	217,404	1,998
Parker-Hannifin Corp.(f)
Exercise Price: $450.00, Expiration: 02/16/2024	4	185,800	2,640
Penn Entertainment, Inc.(f)
Exercise Price: $22.50, Expiration: 02/16/2024	32	72,160	4,000
PPG Industries, Inc.(f)
Exercise Price: $140.00, Expiration: 02/02/2024	14	197,456	735
QUALCOMM, Inc.(f)
Exercise Price: $146.00, Expiration: 02/02/2024	9	133,659	2,660
Rocket Cos., Inc.(f)
Exercise Price: $11.00, Expiration: 06/21/2024	124	152,644	11,656
Sirius XM Holdings, Inc.(f)
Exercise Price: $5.50, Expiration: 02/16/2024	37	18,833	2,109
SoFi Technologies, Inc.(f)
Exercise Price: $9.00, Expiration: 03/15/2024	97	75,951	13,676
SPDR S&P 500 ETF(f)
Exercise Price: $476.00, Expiration: 02/16/2024	28	1,352,064	6,090
Exercise Price: $483.00, Expiration: 02/01/2024	18	869,184	2,646
Exercise Price: $485.00, Expiration: 02/02/2024	9	434,592	2,907
SPDR S&P Biotech ETF(f)
Exercise Price: $85.00, Expiration: 02/16/2024	13	113,659	1,658
Spectrum Brands Holdings, Inc.(f)
Exercise Price: $80.00, Expiration: 02/16/2024	18	141,516	5,625
Union Pacific Corp.(f)
Exercise Price: $232.50, Expiration: 02/16/2024	18	439,074	1,170
VanEck Semiconductor ETF(f)
Exercise Price: $183.00, Expiration: 02/09/2024	11	204,457	2,013
			104,612
Total Options (Cost $328,431)			241,180

	Contracts		Value
Contingent Value Rights — 0.00%
Kinross Gold Corp.(a)(b)(e)	835		–
Novartis AG (a)(e)	63		–
Resolute Forest Products(a)(e)	873		–
Total Contingent Value Rights (Cost $2,357)			–

Money Market Fund — 4.06%	Shares
Fidelity Government Portfolio, Class Institutional, 5.22%(d)(g)	8,831,259		8,831,259
Total Money Market Fund (Cost $8,831,259)			8,831,259

Total Investments (Cost $169,273,039) — 78.82%			171,624,572
Other Assets in Excess of Liabilities — 21.18%			46,126,196
Total Net Assets — 100.00%			$217,750,768

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
All or a portion of security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of January 31, 2023, is $95,638,292.

(d)	Held in connection with a written call option contract. See Schedule of Written Options for further information.
(e)	Level three security.
(f)	100 shares per contract.
(g)	The rate quoted is the annualized seven-day effective yield as of January 31, 2024.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
PLC – Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Weiss Alternative Multi-Strategy Fund
Schedule of Securities Sold Short (Unaudited)
January 31, 2024
	Shares	Value
Common Stocks (a) — (45.85)%
Aerospace & Defense — (0.21)%
HEICO Corp.	(573)	$(102,905)
Lockheed Martin Corp.	(350)	(150,294)
Northrop Grumman Corp.	(464)	(207,297)
		$(460,496)
Air Freight & Logistics — (0.38)%
GXO Logistics, Inc.	(5,787)	(314,697)
United Parcel Service, Inc. - Class B	(3,677)	(521,767)
		(836,464)
Automobiles — (0.34)%
Bayerische Motoren Werke AG(b)	(905)	(94,168)
Ford Motor Co.	(26,386)	(309,244)
Tesla Motors, Inc.	(1,778)	(333,002)
		(736,414)
Banks — (1.84)%
Ameris Bancorp	(1,795)	(89,104)
Associated Banc-Corp.	(6,462)	(135,767)
Bank of Hawaii Corp.	(1,490)	(94,213)
BankUnited, Inc.	(6,444)	(182,107)
Cadence Bank	(4,837)	(128,761)
Citigroup, Inc.	(4,057)	(227,882)
Cullen/Frost Bankers, Inc.	(359)	(38,097)
Hancock Whitney Corp.	(1,935)	(87,288)
Huntington Bancshares, Inc.	(13,969)	(177,825)
KeyCorp	(29,050)	(422,097)
M&T Bank Corp.	(1,396)	(192,788)
PNC Financial Services Group, Inc.	(395)	(59,728)
Prosperity Bancshares, Inc.	(1,383)	(88,388)
Regions Financial Corp.	(15,287)	(285,408)
Simmons First National Corp. - Class A	(9,028)	(171,622)
South State Corp.	(1,077)	(89,499)
Swedbank AB - Class A(b)	(2,904)	(59,178)
Synovus Financial Corp.	(3,609)	(135,915)
U.S. Bancorp	(9,035)	(375,314)
United Bankshares, Inc.	(1,263)	(45,279)
United Community Banks, Inc.	(5,157)	(140,992)
Wells Fargo & Co.	(7,697)	(386,235)
Zions Bancorporation NA	(9,554)	(400,313)
		(4,013,800)
Beverages — (1.09)%
Brown-Forman Corp. - Class B	(20,767)	(1,140,108)
Molson Coors Beverage Co. - Class B	(2,466)	(152,374)
National Beverage Corporation	(2,016)	(93,220)
PepsiCo, Inc.	(5,837)	(983,710)
		(2,369,412)
Biotechnology — (0.52)%
Alnylam Pharmaceuticals, Inc.	(408)	(70,547)
Amgen, Inc.	(680)	(213,697)
Arrowhead Pharmaceuticals, Inc.	(184)	(5,906)
Beam Therapeutics, Inc.	(537)	(13,103)
BeiGene Ltd. – ADR(b)	(36)	(5,336)
BioNTech SE - ADR(b)	(361)	(34,309)
Cabaletta Bio, Inc.	(726)	(14,868)
CRISPR Therapeutics AG(b)	(1,875)	(118,032)
Editas Medicine, Inc.	(4,638)	(32,605)
Gilead Sciences, Inc.	(2,987)	(233,763)
Halozyme Therapeutics, Inc.	(1,086)	(36,761)
Immunocore Holdings PLC - ADR(b)	(251)	(18,145)
Intellia Therapeutics, Inc.	(1,328)	(31,633)
Ionis Pharmaceuticals, Inc.	(602)	(30,937)
iTeos Therapeutics, Inc.	(1,648)	(16,398)
Krystal Biotech, Inc.	(143)	(15,909)
Moderna, Inc.	(1,148)	(116,005)
MoonLake Immunotherapeutics(b)	(99)	(5,532)
Prothena Corp. PLC(b)	(358)	(10,164)
Rocket Pharmaceuticals, Inc.	(1,448)	(41,601)
Syndax Pharmaceuticals, Inc.	(184)	(3,770)
Verve Therapeutics, Inc.	(2,820)	(30,512)
Zai Lab Ltd. - ADR(b)	(1,253)	(27,027)
		(1,126,560)
Broadline Retail — (0.36)%
eBay, Inc.	(3,436)	(141,116)
Etsy, Inc.	(3,090)	(205,670)
Kohl's Corp.	(2,685)	(69,166)
Ollie's Bargain Outlet Holdings, Inc.	(5,152)	(370,583)
		(786,535)
Building Products — (0.19)%
Allegion plc(b)	(1,389)	(172,083)
Carrier Global Corp.	(2,475)	(135,407)
Fortune Brands Innovations, Inc.	(716)	(55,554)
Lennox International, Inc.	(129)	(55,233)
		(418,277)
Capital Markets — (2.46)%
Ares Management Corp. - Class A	(1,941)	(235,793)
Artisan Partners Asset Management, Inc. - Class A	(3,324)	(139,276)
BlackRock, Inc.	(288)	(223,001)
Blackstone, Inc.	(5,682)	(707,125)
Charles Schwab Corp.	(7,370)	(463,720)
CME Group, Inc.	(4,828)	(993,795)
Coinbase Global, Inc. - Class A	(467)	(59,869)
Franklin Resources, Inc.	(8,563)	(228,033)
Houlihan Lokey, Inc.	(814)	(97,501)
Interactive Brokers Group, Inc. - Class A	(1,106)	(98,158)
Intercontinental Exchange, Inc.	(371)	(47,239)
Invesco Ltd.(b)	(15,369)	(243,291)
Janus Henderson Group PLC(b)	(1,583)	(45,527)
Moelis & Co. - Class A	(3,075)	(169,033)
Moody's Corp.	(529)	(207,389)
Morgan Stanley	(3,878)	(338,317)
PJT Partners, Inc. - Class A	(493)	(47,412)
Raymond James Financial, Inc.	(2,451)	(270,051)
State Street Corp.	(2,470)	(182,459)
T. Rowe Price Group, Inc.	(5,066)	(549,408)
		(5,346,397)
Chemicals — (0.90)%
Albemarle Corp.	(1,104)	(126,673)
Arcadium Lithium PLC(b)	(15,731)	(76,925)
DuPont de Nemours, Inc.	(1,499)	(92,638)
Ecolab, Inc.	(358)	(70,963)
LyondellBasell Industries NV - Class A(b)	(4,608)	(433,704)
PPG Industries, Inc.	(1,764)	(248,794)
Scotts Miracle-Gro Co.	(7,383)	(415,367)
Westlake Corp.	(3,513)	(486,023)
		(1,951,087)
Commercial Services & Supplies — (0.07)%
Veralto Corp.	(724)	(55,524)
Waste Management, Inc.	(495)	(91,887)
		(147,411)
Communications Equipment — (0.31)%
Cisco Systems, Inc.	(8,066)	(404,752)
Nokia OYJ - ADR(b)	(36,200)	(130,320)
ViaSat, Inc.	(6,261)	(139,182)
		(674,254)
Construction & Engineering — (0.58)%
Fluor Corp.	(10,681)	(402,780)
MasTec, Inc.	(315)	(20,686)
Quanta Services, Inc.	(3,904)	(757,571)
WillScot Mobile Mini Holdings Corp.	(1,556)	(73,599)
		(1,254,636)
Construction Materials — (0.03)%
Cemex SAB de CV - ADR(b)	(6,526)	(54,035)
Vulcan Materials Co.	(71)	(16,047)
		(70,082)
Consumer Finance — (0.62)%
Ally Financial, Inc.	(5,303)	(194,514)
American Express Co.	(2,129)	(427,376)
Bread Financial Holdings, Inc.	(718)	(26,042)
Credit Acceptance Corp.	(26)	(14,068)
Navient Corporation	(8,055)	(138,707)
OneMain Holdings, Inc.	(1,791)	(85,252)
SoFi Technologies Inc.	(11,032)	(86,381)
Synchrony Financial	(9,966)	(387,378)
		(1,359,718)
Consumer Staples Distribution & Retail — (0.62)%
BJ's Wholesale Club Holdings, Inc.	(6,490)	(417,567)
Costco Wholesale Corp.	(192)	(133,417)
Dollar Tree, Inc.	(384)	(50,158)
Kroger Co.	(7,903)	(364,644)
Target Corp.	(776)	(107,926)
US Foods Holding Corp.	(4,000)	(184,040)
Weis Markets, Inc.	(1,588)	(96,471)
		(1,354,223)
Containers & Packaging — (0.01)%
Avery Dennison Corporation	(119)	(23,735)

Electrical Equipment — (0.37)%
Emerson Electric Co.	(2,228)	(204,374)
Regal Rexnord Corp.	(669)	(89,285)
Rockwell Automation, Inc.	(140)	(35,459)
Vestas Wind Systems AS(b)	(16,760)	(472,548)
		(801,666)
Electronic Equipment, Instruments & Components — (0.02)%
Cognex Corp.	(156)	(5,638)
Vishay Intertechnology, Inc.	(1,815)	(39,440)
		(45,078)
Energy Equipment & Services — (0.43)%
Atlas Energy Solutions, Inc.	(125)	(2,171)
Expro Group Holdings NV(b)	(185)	(3,256)
Geospace Technologies Corp.	(51)	(768)
Helmerich & Payne, Inc.	(4,605)	(185,397)
KLX Energy Services Holdings, Inc.	(253)	(2,459)
Kodiak Gas Services, Inc.	(387)	(9,064)
Liberty Energy, Inc.	(9,224)	(191,767)
Nine Energy Service, Inc.	(2,346)	(5,654)
North American Construction Group Ltd.(b)	(33)	(759)
ProFrac Holding Corp. - Class A	(279)	(2,207)
Ranger Energy Services, Inc.	(85)	(864)
RPC, Inc.	(2,289)	(16,733)
Solaris Oilfield Infrastructure, Inc. - Class A	(422)	(3,165)
TechnipFMC plc(b)	(8,982)	(173,712)
Valaris Ltd.(b)	(5,529)	(342,079)
		(940,055)
Entertainment — (0.09)%
Liberty Media Corp.-Liberty Formula One - Class C	(1,077)	(72,428)
Manchester United PLC - Class A(b)	(60)	(1,162)
Roku, Inc.	(1,441)	(126,894)
		(200,484)
Financial Services — (0.18)%
Berkshire Hathaway, Inc. - Class B	(280)	(107,447)
Block, Inc.	(183)	(11,897)
FleetCor Technologies, Inc.	(405)	(117,422)
Mastercard, Inc. - Class A	(90)	(40,431)
PayPal Holdings, Inc.	(354)	(21,718)
Rocket Cos., Inc. - Class A	(7,160)	(88,140)
Toast, Inc. - Class A	(566)	(10,058)
		(397,113)
Food Products — (0.99)%
Archer-Daniels-Midland Co.	(9,584)	(532,679)
Campbell Soup Co.	(2,189)	(97,695)
Conagra Brands, Inc.	(3,232)	(94,213)
General Mills, Inc.	(5,370)	(348,567)
Hain Celestial Group, Inc.	(11,127)	(119,170)
Hershey Co.	(1,291)	(249,860)
Hormel Foods Corp.	(1,914)	(58,128)
McCormick & Co., Inc.	(1,712)	(116,690)
Mondelez International, Inc. - Class A	(6,089)	(458,319)
Nestle SA(b)	(654)	(74,524)
		(2,149,845)
Ground Transportation — (1.31)%
ArcBest Corp.	(2,709)	(322,723)
Canadian National Railway Company(b)	(901)	(111,760)
Hertz Global Holdings, Inc.	(12,351)	(103,131)
Knight-Swift Transportation Holdings, Inc.	(5,905)	(338,829)
Landstar System, Inc.	(348)	(66,719)
Old Dominion Freight Line, Inc.	(1,895)	(740,983)
Ryder System, Inc.	(3,536)	(401,584)
Saia, Inc.	(1,681)	(757,425)
		(2,843,154)
Health Care Equipment & Supplies — (0.43)%
Baxter International, Inc.	(5,765)	(223,048)
Becton Dickinson & Co.	(164)	(39,165)
Edwards Lifesciences Corp.	(2,138)	(167,769)
GE HealthCare Technologies, Inc.	(2,924)	(214,505)
IDEXX Laboratories, Inc.	(107)	(55,114)
Intuitive Surgical, Inc.	(197)	(74,509)
ResMed, Inc.	(749)	(142,460)
Shockwave Medical, Inc.	(125)	(28,281)
		(944,851)
Health Care Providers & Services — (0.78)%
Acadia Healthcare Co., Inc.	(1,514)	(124,360)
Amedisys, Inc.	(1,230)	(115,952)
Cardinal Health, Inc.	(1,641)	(179,181)
Centene Corp.	(2,433)	(183,229)
CVS Health Corp.	(1,795)	(133,494)
DaVita, Inc.	(368)	(39,803)
Fresenius Medical Care AG(b)	(2,609)	(100,836)
HCA Holdings, Inc.	(327)	(99,702)
LifeStance Health Group, Inc.	(1,627)	(9,729)
Molina Healthcare, Inc.	(501)	(178,576)
Option Care Health, Inc.	(2,851)	(89,065)
R1 RCM, Inc.	(23,358)	(239,187)
Tenet Healthcare Corp.	(1,296)	(107,231)
UnitedHealth Group, Inc.	(196)	(100,301)
		(1,700,646)
Health Care REITs — (0.12)%
Omega Healthcare Investors, Inc.	(9,308)	(269,932)

Health Care Technology — (0.15)%
Definitive Healthcare Corp.	(4,406)	(37,451)
Doximity, Inc. - Class A	(4,950)	(133,402)
Schrodinger, Inc.	(905)	(23,937)
Teladoc Health, Inc.	(546)	(10,609)
Veeva Systems, Inc. - Class A	(574)	(119,053)
		(324,452)
Hotel & Resort REITs — (0.23)%
Park Hotels & Resorts, Inc.	(26,438)	(398,684)
Pebblebrook Hotel Trust	(6,176)	(93,999)
		(492,683)
Hotels, Restaurants & Leisure — (3.06)%
Airbnb, Inc. - Class A	(3,052)	(439,915)
Bally's Corp.	(6,902)	(77,716)
BJ's Restaurants, Inc.	(1,041)	(36,029)
Booking Holdings, Inc.	(1)	(3,507)
Caesars Entertainment, Inc.	(664)	(29,130)
Carnival Corp.(b)	(2,118)	(35,116)
Cava Group, Inc.	(2,818)	(131,882)
Cheesecake Factory, Inc.	(172)	(5,912)
Choice Hotels International, Inc.	(5,359)	(649,082)
Darden Restaurants, Inc.	(3,082)	(501,072)
Dave & Buster's Entertainment, Inc.	(3,213)	(171,992)
Dine Brands Global, Inc.	(3,559)	(166,027)
DraftKings, Inc. - Class A	(361)	(14,097)
Evolution AB(b)	(776)	(90,609)
Expedia Group, Inc.	(1,149)	(170,431)
Hilton Grand Vacations, Inc.	(1,602)	(66,803)
Hyatt Hotels Corp. - Class A	(4,017)	(515,662)
Jack in the Box, Inc.	(646)	(50,369)
Kura Sushi USA, Inc. - Class A	(588)	(57,700)
Light & Wonder, Inc.	(1,658)	(133,270)
Marriott International, Inc. - Class A	(3,260)	(781,520)
McDonald's Corp.	(1,422)	(416,248)
MGM Resorts International	(14,317)	(620,928)
Norwegian Cruise Line Holdings Ltd.(b)	(48,650)	(865,970)
Red Rock Resorts, Inc. - Class A	(616)	(33,683)
Starbucks Corp.	(1,809)	(168,291)
Sweetgreen, Inc. - Class A	(2,125)	(22,695)
Wendy's Co.	(7,879)	(150,331)
Wingstop, Inc.	(653)	(183,565)
Yum! Brands, Inc.	(565)	(73,162)
		(6,662,714)
Household Durables — (0.16)%
Helen of Troy Ltd.(b)	(109)	(12,481)
KB Home	(1,132)	(67,456)
Leggett & Platt, Inc.	(310)	(7,195)
LGI Homes, Inc.	(452)	(53,341)
Mohawk Industries, Inc.	(381)	(39,719)
NVR, Inc.	(5)	(35,376)
Whirlpool Corporation	(1,186)	(129,891)
		(345,459)
Household Products — (0.42)%
Central Garden & Pet Co.	(336)	(15,758)
Church & Dwight Co., Inc.	(2,147)	(214,378)
Kimberly-Clark Corp.	(3,145)	(380,451)
Procter & Gamble Co.	(1,919)	(301,552)
		(912,139)
Industrial Conglomerates — (0.03)%
3M Company	(685)	(64,630)
General Electric Co.	(37)	(4,900)
		(69,530)
Industrial REITs — (3.26)%
Plymouth Industrial REIT, Inc.	(18,981)	(420,239)
Prologis, Inc.	(30,638)	(3,881,528)
Terreno Realty Corp.	(46,823)	(2,796,738)
		(7,098,505)
Insurance — (0.76)%
Aflac, Inc.	(322)	(27,157)
Aon PLC - Class A(b)	(1,060)	(316,336)
Fidelity National Financial, Inc.	(3,586)	(179,408)
First American Financial Corp.	(4,769)	(287,808)
Goosehead Insurance, Inc. - Class A	(358)	(27,638)
Hartford Financial Services Group, Inc.	(1,629)	(141,658)
Kinsale Capital Group, Inc.	(73)	(29,023)
Lincoln National Corp.	(2,636)	(72,358)
Marsh & McLennan Cos., Inc.	(359)	(69,589)
Palomar Holdings, Inc.	(849)	(50,830)
Ryan Specialty Holdings, Inc.	(1,954)	(84,647)
Swiss Re AG(b)	(1,527)	(174,842)
Zurich Insurance Group AG(b)	(362)	(183,928)
		(1,645,222)
Interactive Media & Services — (0.11)%
Alphabet, Inc. - Class A	(1,436)	(201,184)
Alphabet, Inc. - Class C	(167)	(23,681)
fuboTV, Inc.	(29)	(72)
Snap, Inc. - Class A	(1,214)	(19,290)
		(244,227)
IT Services — (0.36)%
Accenture PLC - Class A(b)	(905)	(329,311)
Cognizant Technology Solutions Corp. - Class A	(5,898)	(454,854)
		(784,165)
Leisure Products — (0.12)%
Topgolf Callaway Brands Corp.	(3,982)	(52,443)
YETI Holdings, Inc.	(4,823)	(212,067)
		(264,510)
Life Sciences Tools & Services — (0.70)%
10X Genomics, Inc. - Class A	(647)	(26,960)
Avantor, Inc.	(16,177)	(371,909)
Charles River Laboratories International, Inc.	(1,155)	(249,803)
Evotec S.E.(b)	(2,095)	(32,047)
IQVIA Holdings, Inc.	(2,782)	(579,297)
Repligen Corp.	(647)	(122,542)
Waters Corp.	(413)	(131,214)
		(1,513,772)
Machinery — (1.27)%
Caterpillar, Inc.	(2,884)	(866,094)
CNH Industrial NV(b)	(10,120)	(121,440)
Cummins, Inc.	(745)	(178,278)
Donaldson Co., Inc.	(532)	(34,362)
Dover Corp.	(724)	(108,441)
Fortive Corp.	(1,220)	(95,380)
Gates Industrial Corp. PLC(b)	(3,856)	(49,665)
Illinois Tool Works, Inc.	(1,164)	(303,688)
Ingersoll Rand, Inc.	(5,358)	(427,890)
Kennametal, Inc.	(4,105)	(100,655)
Lincoln Electric Holdings, Inc.	(310)	(68,888)
Otis Worldwide Corp.	(1,412)	(124,877)
PACCAR, Inc.	(463)	(46,481)
Stanley Black & Decker, Inc.	(1,239)	(115,599)
Timken Co.	(1,507)	(123,438)
		(2,765,176)
Media — (0.62)%
Charter Communications, Inc. - Class A	(2,006)	(743,643)
Comcast Corp. - Class A	(8,975)	(417,697)
Paramount Global - Class B	(3,231)	(47,140)
Sinclair, Inc.	(3,167)	(49,722)
Sirius XM Holdings, Inc.	(16,237)	(82,646)
Trade Desk, Inc. - Class A	(271)	(18,545)
		(1,359,393)
Metals & Mining — (1.58)%
Alumina Ltd.(b)	(148,450)	(111,681)
ArcelorMittal S.A.(b)	(9,266)	(254,537)
BHP Group Ltd. - ADR(b)	(4,683)	(286,693)
Cleveland-Cliffs, Inc.	(3,580)	(71,779)
Compass Minerals International, Inc.	(2,944)	(66,211)
Constellium SE(b)	(8,096)	(151,800)
Core Lithium Ltd.(b)	(182,278)	(22,893)
Coronado Global Resources, Inc.	(45,453)	(48,347)
Freeport-McMoRan, Inc.	(3,749)	(148,798)
IGO Ltd.(b)	(57,091)	(277,532)
Impala Platinum Holdings Ltd.(b)	(14,720)	(57,138)
Lithium Americas Corp.(b)	(13,732)	(59,872)
Lundin Mining Corp.(b)	(8,975)	(73,298)
Newmont Corp.	(1,840)	(63,498)
Nucor Corp.	(3,551)	(663,788)
Pilbara Minerals Ltd.(b)	(143,928)	(327,821)
Sibanye Stillwater Ltd. - ADR(b)	(14,621)	(70,766)
South32 Ltd.(b)	(18,350)	(39,732)
Southern Copper Corp.	(4,326)	(355,165)
Steel Dynamics, Inc.	(2,296)	(277,104)
Stelco Holdings, Inc.(b)	(471)	(15,120)
		(3,443,573)
Mortgage Real Estate Investment Trusts (REITs) — (0.10)%
AGNC Investment Corp.	(7,200)	(68,256)
Blackstone Mortgage Trust, Inc. - Class A	(7,033)	(138,831)
		(207,087)
Office REITs — (2.61)%
Alexandria Real Estate Equities, Inc.	(39,602)	(4,787,883)
Kilroy Realty Corp.	(24,837)	(888,171)
		(5,676,054)
Oil, Gas & Consumable Fuels — (2.02)%
Alliance Resource Partners LP	(308)	(6,471)
Amplify Energy Corp.	(1,148)	(7,026)
Antero Resources Corp.	(1)	(22)
APA Corp.	(5,648)	(176,952)
Ardmore Shipping Corp.(b)	(129)	(2,138)
Berry Corp.	(311)	(2,087)
Black Stone Minerals LP	(2,824)	(46,314)
BP PLC - ADR(b)	(6,030)	(211,653)
Callon Petroleum Co.	(1,850)	(59,422)
Cameco Corp.(a)	(7,528)	(359,462)
Cenovus Energy, Inc.(b)	(10,026)	(162,221)
Centrus Energy Corp. - Class A	(38)	(1,908)
Cheniere Energy, Inc.	(3,492)	(572,654)
Civitas Resources, Inc.	(1,550)	(100,455)
CNX Resources Corp.	(7,538)	(152,268)
Comstock Resources, Inc.	(256)	(1,999)
CONSOL Energy, Inc.	(2,896)	(273,962)
Cool Co. Ltd.(b)	(81)	(966)
Coterra Energy, Inc.	(10,106)	(251,437)
Delek Logistics Partners LP	(302)	(14,182)
Delek U.S. Holdings, Inc.	(542)	(14,650)
DHT Holdings, Inc.(b)	(191)	(2,124)
DT Midstream, Inc.	(164)	(8,805)
Energy Fuels, Inc.(b)	(1,059)	(7,995)
EOG Resources, Inc.	(1,761)	(200,384)
EQT Corp.	(5,879)	(208,117)
EQUINOR ASA - ADR(b)	(6,052)	(173,511)
Euronav NV(b)	(120)	(2,118)
Evolution Petroleum Corp.	(249)	(1,397)
Excelerate Energy, Inc. - Class A	(473)	(7,246)
FLEX LNG Ltd.(b)	(70)	(2,098)
Frontline PLC(b)	(92)	(2,087)
FutureFuel Corp.	(146)	(832)
Geopark Ltd.(b)	(531)	(4,667)
Golar LNG Ltd.(b)	(89)	(1,941)
Gran Tierra Energy, Inc.(b)	(1,302)	(7,265)
Hess Midstream LP - Class A	(1,165)	(39,389)
Imperial Petroleum, Inc.(b)	(372)	(1,265)
International Seaways, Inc.(b)	(39)	(2,092)
Magnolia Oil & Gas Corp. - Class A	(104)	(2,144)
Matador Resources Co.	(38)	(2,086)
MPLX LP	(1,671)	(64,417)
Navigator Holdings Ltd.(b)	(129)	(2,077)
New Fortress Energy, Inc.	(152)	(5,051)
Northern Oil & Gas, Inc.	(108)	(3,618)
Occidental Petroleum Corp.	(4,761)	(274,091)
OPAL Fuels, Inc. - Class A	(65)	(315)
Ovintiv, Inc.	(2,573)	(109,147)
Permian Basin Royalty Trust	(91)	(1,300)
Pioneer Natural Resources Co.	(68)	(15,628)
Plains All American Pipeline LP	(3,914)	(60,432)
Plains GP Holdings LP	(128)	(2,071)
Range Resources Corp.	(67)	(1,946)
Sabine Royalty Trust	(16)	(979)
San Juan Basin Royalty Trust	(246)	(1,186)
SandRidge Energy, Inc.	(147)	(2,146)
Scorpio Tankers, Inc.(b)	(30)	(2,121)
SilverBow Resources, Inc.	(79)	(2,098)
SM Energy Co.	(55)	(2,039)
Suncor Energy, Inc.(b)	(5,673)	(187,890)
Talos Energy, Inc.	(162)	(2,101)
Targa Resources Corp.	(224)	(19,031)
TC Energy Corp.(b)	(486)	(19,163)
Teekay Tankers Ltd. - Class A(b)	(204)	(12,760)
Texas Pacific Land Corp.	(2)	(2,923)
TORM PLC - Class A(b)	(57)	(2,049)
TotalEnergies SE - ADR(b)	(3,166)	(206,360)
Tsakos Energy Navigation Ltd.(b)	(86)	(2,113)
Unit Corp.	(54)	(2,152)
Uranium Energy Corp.	(420)	(3,209)
Uranium Royalty Corp.(b)	(582)	(1,967)
Vital Energy, Inc.	(4,567)	(200,172)
W&T Offshore, Inc.	(701)	(2,131)
Western Midstream Partners LP	(2,155)	(61,913)
Williams Cos., Inc.	(353)	(12,235)
World Kinect Corp.	(175)	(3,950)
		(4,388,593)
Paper & Forest Products — (0.04)%
Louisiana-Pacific Corp.	(1,462)	(97,296)

Passenger Airlines — (0.07)%
Hawaiian Holdings, Inc.	(2,312)	(32,946)
Southwest Airlines Co.	(3,052)	(91,224)
United Airlines Holdings, Inc.	(905)	(37,449)
		(161,619)
Personal Care Products — (0.10)%
Estee Lauder Cos., Inc. - Class A	(1,224)	(161,557)
Medifast, Inc.	(922)	(50,387)
		(211,944)
Pharmaceuticals — (0.98)%
Amylyx Pharmaceuticals, Inc.	(736)	(11,776)
Arvinas, Inc.	(362)	(15,023)
AstraZeneca plc - ADR(b)	(288)	(19,192)
Athira Pharma, Inc.	(118)	(374)
Catalent, Inc.	(2,899)	(149,704)
GSK PLC - ADR(b)	(3,613)	(142,497)
H Lundbeck AS(b)	(5,475)	(27,731)
Johnson & Johnson	(1,749)	(277,916)
Merck KGaA(b)	(1,446)	(237,253)
Novartis AG(b)	(1,110)	(114,789)
Novartis AG - ADR(b)	(2,443)	(252,776)
Perrigo Co. PLC(b)	(6,026)	(193,314)
Phathom Pharmaceuticals, Inc.	(5,520)	(36,984)
Roche Holding AG(b)	(443)	(126,129)
Roche Holding AG - ADR(b)	(3,177)	(111,640)
Royalty Pharma PLC - Class A(b)	(7,848)	(222,805)
Sanofi SA - ADR(b)	(1,104)	(55,090)
Tarsus Pharmaceuticals, Inc.	(1,253)	(34,132)
Zoetis, Inc.	(560)	(105,174)
		(2,134,299)
Professional Services — (0.34)%
Equifax, Inc.	(821)	(200,603)
Exponent, Inc.	(1,231)	(108,562)
Leidos Holdings, Inc.	(1,703)	(188,130)
Paychex, Inc.	(301)	(36,641)
Science Applications International Corporation	(1,659)	(211,788)
		(745,724)
Residential REITs — (0.52)%
American Homes 4 Rent - Class A	(2,894)	(101,435)
Essex Property Trust, Inc.	(2,483)	(579,209)
UDR, Inc.	(12,820)	(461,776)
		(1,142,420)
Retail REITs — (2.99)%
Federal Realty Investment Trust	(13,128)	(1,335,511)
Kimco Realty Corp.	(68,185)	(1,377,337)
Kite Realty Group Trust	(43,530)	(931,542)
Phillips Edison & Co., Inc.	(41,885)	(1,453,828)
Regency Centers Corp.	(6,462)	(404,974)
Simon Property Group, Inc.	(7,199)	(997,853)
		(6,501,045)
Semiconductors & Semiconductor Equipment — (0.82)%
Advanced Micro Devices, Inc.	(340)	(57,015)
Allegro MicroSystems, Inc.	(942)	(24,435)
Analog Devices, Inc.	(552)	(106,183)
ARM Holdings PLC - ADR(b)	(3,590)	(253,705)
BE Semiconductor Industries NV(b)	(1,629)	(244,802)
Entegris, Inc.	(465)	(54,730)
MaxLinear, Inc.	(3,982)	(82,905)
NXP Semiconductors N.V.(b)	(920)	(193,724)
ON Semiconductor Corporation	(1,448)	(102,996)
QUALCOMM, Inc.	(537)	(79,750)
Skyworks Solutions, Inc.	(1,077)	(112,503)
STMicroelectronics NV(b)	(4,943)	(218,085)
Texas Instruments, Inc.	(905)	(144,909)
Wolfspeed, Inc.	(3,595)	(117,017)
		(1,792,759)
Software — (0.55)%
Adobe, Inc.	(57)	(35,213)
BILL Holdings, Inc.	(183)	(14,283)
Braze, Inc. - Class A	(14)	(757)
Confluent, Inc. - Class A	(2,343)	(52,389)
Datadog, Inc. - Class A	(967)	(120,333)
Fortinet, Inc.	(2,715)	(175,090)
Klaviyo, Inc. - Class A	(3,901)	(100,841)
Palo Alto Networks, Inc.	(1,253)	(424,153)
Procore Technologies, Inc.	(164)	(11,708)
Rapid7, Inc.	(3,103)	(170,758)
Roper Technologies, Inc.	(72)	(38,664)
UiPath, Inc. - Class A	(1,465)	(33,666)
Unity Software, Inc.	(329)	(10,660)
		(1,188,515)
Specialized REITs — (4.35)%
American Tower Corp.	(11,852)	(2,318,844)
Equinix, Inc.	(3,378)	(2,802,963)
Extra Space Storage, Inc.	(16,589)	(2,396,115)
Four Corners Property Trust, Inc.	(77,316)	(1,809,968)
Weyerhaeuser Co.	(4,253)	(139,371)
		(9,467,261)
Specialty Retail — (1.20)%
AutoZone, Inc.	(121)	(334,218)
Best Buy Co., Inc.	(1,038)	(75,245)
Boot Barn Holdings, Inc.	(183)	(13,128)
CarMax, Inc.	(6,286)	(447,438)
Dick's Sporting Goods, Inc.	(1,127)	(168,002)
Floor & Decor Holdings, Inc. - Class A	(1,368)	(137,566)
Foot Locker, Inc.	(2,024)	(56,996)
Lithia Motors, Inc.	(401)	(118,235)
Lowe's Cos., Inc.	(445)	(94,714)
Murphy USA, Inc.	(559)	(197,059)
Ross Stores, Inc.	(69)	(9,679)
TJX Cos., Inc.	(2,681)	(254,454)
Tractor Supply Co.	(1,374)	(308,600)
Ulta Beauty, Inc.	(163)	(81,834)
Williams-Sonoma, Inc.	(1,603)	(310,004)
		(2,607,172)
Technology Hardware, Storage & Peripherals — (0.54)%
Apple, Inc.	(6,222)	(1,147,337)
Super Micro Computer, Inc.	(72)	(38,132)
		(1,185,469)
Textiles, Apparel & Luxury Goods — (0.35)%
Adidas AG(b)	(773)	(145,933)
Canada Goose Holdings, Inc.(b)	(3,065)	(36,749)
Columbia Sportswear Co.	(1,663)	(131,809)
G-III Apparel Group Ltd.	(3,126)	(94,061)
Lululemon Athletica, Inc.(b)	(220)	(99,840)
On Holding AG - Class A(b)	(1,257)	(33,386)
Ralph Lauren Corp.	(1,464)	(210,333)
		(752,111)
Trading Companies & Distributors — (0.19)%
Ferguson PLC(b)	(814)	(152,918)
MSC Industrial Direct Co., Inc. - Class A	(724)	(71,444)
United Rentals, Inc.	(240)	(150,096)
Watsco, Inc.	(127)	(49,654)
		(424,112)
Total Common Stocks (Proceeds $99,762,627)		(99,831,325)

Short Exchange Traded Funds — (21.28)%
Equity – (21.28)%
AdvisorShares Pure US Cannabis ETF	(8,314)	$(77,985)
Amplify Alternative Harvest ETF	(42,337)	(152,836)
ARK Genomic Revolution ETF	(123)	(3,498)
ARK Innovation ETF	(11,856)	(538,381)
Consumer Staples Select Sector SPDR Fund	(35,443)	(2,584,503)
Energy Select Sector SPDR Fund	(3,618)	(301,777)
Global X Lithium & Battery Tech ETF	(4,845)	(200,825)
Health Care Select Sector SPDR Fund	(8,241)	(1,156,872)
Industrial Select Sector SPDR Fund	(9,522)	(1,074,939)
Invesco QQQ Trust Series 1	(1,751)	(730,114)
Invesco S&P 500 Equal Weight ETF	(5,074)	(793,878)
iShares China Large-Cap ETF	(22,680)	(493,517)
iShares Core DAX UCITS ETF DE(b)	(444)	(67,688)
iShares MSCI Emerging Markets ETF	(2,018)	(77,471)
iShares MSCI Germany Index Fund ETF	(3,669)	(106,658)
iShares Nasdaq Biotechnology ETF	(1,046)	(140,561)
iShares North American Tech-Software ETF	(1,658)	(696,990)
iShares Russell 2000 ETF	(97,710)	(18,846,306)
iShares U.S. Transportation ETF	(1,133)	(292,563)
KraneShares CSI China Internet ETF	(158)	(3,688)
Material Select Sector SPDR	(1,621)	(133,262)
SPDR S&P 500 ETF Trust	(16,842)	(8,132,666)
SPDR S&P Biotech ETF	(3,244)	(283,623)
SPDR S&P Homebuilders ETF	(2,925)	(274,365)
SPDR S&P Metals & Mining ETF	(8,612)	(492,434)
SPDR S&P Oil & Gas Exploration & Production ETF	(4,658)	(619,607)
SPDR S&P Regional Banking ETF	(10,662)	(529,901)
SPDR S&P Retail ETF	(11,352)	(778,747)
U.S. Global Jets ETF	(6,467)	(121,256)
VanEck Junior Gold Miners ETF	(1,817)	(61,415)
VanEck Oil Services ETF	(1,592)	(465,692)
VanEck Vectors Gold Miners ETF	(4,312)	(120,477)
VanEck Vectors Semiconductor ETF	(1,714)	(318,581)
Vanguard REIT ETF	(67,645)	(5,674,740)
Total Short Exchange Traded Funds (Proceeds $46,304,401)		(46,347,816)

Short Preferred Stocks — (0.09)%
Sartorius AG(b)	(529)	$(192,980)
Total Short Preferred Stocks (Proceeds $161,284)		(192,980)

Total Securities Sold Short (Proceeds $146,228,312) — (67.22)%		$(146,372,121)

(a)	Securities sold short are not owned by the Fund and cannot produce income.
(b)	Foreign issued security.

ADR – American Depository Receipt ETF – Exchange Traded Fund PLC – Public Limited Company

Weiss Alternative Multi-Strategy Fund
Schedule of Written Options (Unaudited)
January 31, 2024

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Call
Affirm Holdings, Inc. (a)
Exercise Price: $60.00, Expiration: 04/19/2024	(43)	$(174,193)	$(8,707)
Alibaba Group Holding Ltd. (a)
Exercise Price: $80.00, Expiration: 02/02/2024	(18)	(129,906)	(27)
Exercise Price: $90.00, Expiration: 02/16/2024	(35)	(252,595)	(385)
Alphabet, Inc. (a)
Exercise Price: $160.00, Expiration: 02/02/2024	(11)	(155,980)	(11)
Applied Digital Corp. (a)
Exercise Price: $7.00, Expiration: 03/01/2024	(72)	(37,008)	(900)
Clorox Co. (a)
Exercise Price: $157.50, Expiration: 02/16/2024	(43)	(624,575)	(3,655)
Cytokinetics, Inc. (a)
Exercise Price: $110.00, Expiration: 02/16/2024	(4)	(31,252)	(210)
Endeavor Group Holdings, Inc. (a)
Exercise Price: $30.00, Expiration: 03/15/2024	(72)	(178,200)	(360)
Gap, Inc. (a)
Exercise Price: $25.00, Expiration: 03/15/2024	(49)	(91,581)	(711)
Marqeta, Inc. (a)
Exercise Price: $10.00, Expiration: 06/21/2024	(171)	(102,771)	(1,710)
Meta Platforms, Inc. (a)
Exercise Price: $420.00, Expiration: 02/02/2024	(9)	(351,126)	(2,970)
Microsoft Corp. (a)
Exercise Price: $435.00, Expiration: 02/02/2024	(6)	(238,548)	(21)
Penn Entertainment, Inc. (a)
Exercise Price: $32.50, Expiration: 02/16/2024	(21)	(47,355)	(53)
Exercise Price: $35.00, Expiration: 02/16/2024	(24)	(54,120)	(108)
Exercise Price: $30.00, Expiration: 03/15/2024	(13)	(29,315)	(254)
Phreesia, Inc. (a)
Exercise Price: $25.00, Expiration: 02/16/2024	(36)	(91,728)	(4,680)
Procter & Gamble Co. (a)
Exercise Price: $160.00, Expiration: 03/15/2024	(36)	(565,704)	(6,912)
Snap, Inc. (a)
Exercise Price: $22.00, Expiration: 02/16/2024	(36)	(57,204)	(1,008)
Spectrum Brands Holdings, Inc. (a)
Exercise Price: $90.00, Expiration: 04/19/2024	(13)	(102,206)	(877)
Tapestry, Inc. (a)
Exercise Price: $44.00, Expiration: 02/09/2024	(36)	(139,644)	(360)
Wayfair, Inc. (a)
Exercise Price: $70.00, Expiration: 02/23/2024	(11)	(55,275)	(869)
Wynn Resorts Ltd. (a)
Exercise Price: $105.00, Expiration: 02/16/2024	(52)	(491,036)	(3,172)
			(37,960)
Put
Alibaba Group Holding Ltd. (a)
Exercise Price: $70.00, Expiration: 02/02/2024	(9)	(64,953)	(184)
Applied Digital Corp. (a)
Exercise Price: $5.50, Expiration: 02/09/2024	(36)	(18,504)	(1,980)
Baker Hughes Co. (a)
Exercise Price: $29.00, Expiration: 02/16/2024	(45)	(128,250)	(4,725)
Cameco Corp. (a)
Exercise Price: $42.00, Expiration: 02/16/2024	(37)	(176,675)	(1,406)
Clorox Co. (a)
Exercise Price: $135.00, Expiration: 03/15/2024	(36)	(522,900)	(6,210)
Cytokinetics, Inc. (a)
Exercise Price: $70.00, Expiration: 02/16/2024	(1)	(7,813)	(145)
Masimo Corp. (a)
Exercise Price: $115.00, Expiration: 02/16/2024	(1)	(12,894)	(65)
Microsoft Corp. (a)
Exercise Price: $390.00, Expiration: 02/02/2024	(4)	(159,032)	(414)
Penn Entertainment, Inc. (a)
Exercise Price: $20.00, Expiration: 02/16/2024	(32)	(72,160)	(1,168)
Phreesia, Inc. (a)
Exercise Price: $22.50, Expiration: 02/16/2024	(36)	(91,728)	(450)
Exercise Price: $25.00, Expiration: 02/16/2024	(17)	(43,316)	(1,233)
Rocket Cos., Inc. (a)
Exercise Price: $9.00, Expiration: 06/21/2024	(124)	(152,644)	(5,456)
Schlumberger NV (a)
Exercise Price: $47.00, Expiration: 02/09/2024	(9)	(43,830)	(360)
SPDR S&P 500 ETF (a)
Exercise Price: $466.00, Expiration: 02/16/2024	(28)	(1,352,064)	(2,450)
Spectrum Brands Holdings, Inc. (a)
Exercise Price: $75.00, Expiration: 02/16/2024	(18)	(141,516)	(1,755)
Transocean Ltd. (a)
Exercise Price: $5.50, Expiration: 03/01/2024	(54)	(29,484)	(1,917)
			(29,918)
Total Written Options (Premiums received $89,566)			$(67,878)

(a)	100 shares per contract.

Weiss Alternative Multi-Strategy Fund
Schedule of Open Futures Contracts (Unaudited)
1/31/2024
Expiration Date	Description	Number of Contracts Purchased	Notional Amount	Value and Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
3/15/2024	E-Mini Russell 2000	289	$28,262,755	$705,415
3/15/2024	E-Mini S&P 500	122	29,710,050	1,137,945
3/28/2024	U.S. Treasury 2 Year Notes	259	51,736,256	505,104
				$2,348,464
SHORT FUTURES CONTRACTS
9/17/2024	3-Month Secured Overnight Financing Rate	(4)	$(953,900)	$(558)

Weiss Alternative Multi-Strategy Fund
Schedule of Open Total Return Swap Contracts (Unaudited)
January 31, 2024

	Received by the Fund		Paid by the Fund
Counterparty	Financing Rate/Security	Currency	Financing Rate/Security	Payment Frequency	Maturity Date	Number of Shares/Units	Notional Amount	Upfront Payments	Value of Unrealized Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	ABN AMRO Bank N.V.	EUR	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	2,513	$34,223	$-	($ 243)
Morgan Stanley	Axa S.A.	GBP	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	2,680	83,238	-	2,896
Morgan Stanley	CaixaBank S.A.	EUR	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	35,857	141,477	-	3,692
Morgan Stanley	Coface S.A.	EUR	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	5,668	70,871	-	482
Morgan Stanley	Cyclicals vs. Defensive Basket	USD	0.850% Fixed Rate	Monthly	4/29/2025	294	39,443	-	798
Morgan Stanley	Entain PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	6/4/2025	1,316	12,648	-	(4,929)
Morgan Stanley	Entain PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	6/3/2025	10,519	101,101	-	(1,619)
Morgan Stanley	Entain PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	14,597	140,296	-	(1,246)
Morgan Stanley	Flutter Entertainment PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)
				Monthly	2/2/2026	470	-	-	-
Morgan Stanley	GSK PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	14,952	233,344	-	17,945
Morgan Stanley	Haleon PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	3,641	11,670	-	113
Morgan Stanley	High Short Interest Basket	USD	5.83% (0.500% + US Federal Funds Effective Rate INDEX)
				Monthly	11/10/2025	1,461	45,489	-	(817)
Morgan Stanley	HSBC Holdings PLC	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	18,397	113,342	-	1,389
Morgan Stanley	Intermediate Capital Group	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	808	14,374	-	109
Morgan Stanley	iShares iBoxx $ Invest Grade Corporate Bond ETF	GBP	5.680% (0.350% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	360,560	39,722,895	-	285,804
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF	GBP	5.330% (–% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	515,622	39,950,393	-	1,340,507
Morgan Stanley		USD	5.93% (0.600% + US Federal Funds Effective Rate INDEX)
	Kazatomprom			Monthly	12/17/2025	3,212	130,086	-	(909)
Morgan Stanley	Lancashire Holdings Ltd.	GBP	5.79% (0.600% + Sterling Overnight Index Average)	Monthly	4/29/2025	10,652	64,658	-	109
Morgan Stanley	Weiss – MSGWIND Basket	GBP	5.83% (0.500% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	8,398	991,720	-	24,969
Morgan Stanley	Weiss – MSGWLCT Basket	USD	5.68% (0.350% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	2,061	273,495	-	5,623
Morgan Stanley	Weiss – MSGWRAIL Basket	USD	5.68% (0.350% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	2,420	255,504	-	4,887
Morgan Stanley	Weiss – MSGWTRN4 Basket	USD	5.68% (0.350% + US Federal Funds Effective Rate INDEX)
				Monthly	11/10/2025	546	72,678	-	(964)
Morgan Stanley	Weiss – MSXXONSH Basket	USD	5.680% (0.350% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	730	79,271	-	(1,650)
Morgan Stanley	Renault	EUR	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	5,704	198,770	-	(8,861)
Morgan Stanley	Sartorius Stedim	EUR	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	531	132,387	-	10,875
Morgan Stanley	Sector-Neutral Dividend Yield Basket	GBP
			0.80% Fixed Rate	Monthly	4/29/2025	69,237	5,426,104(a)	-	(263,784)
Morgan Stanley	U.S. 3 Month Momentum Basket	USD	1.200% Fixed Rate	Monthly	4/29/2025	1,841	146,525	-	(2,938)
Morgan Stanley	U.S Quality Basket	GBP	0.950% Fixed Rate	Monthly	4/29/2025	2,740	192,321	-	7,539
Morgan Stanley	U.S. Sector-Neutral Quality Basket	GBP	0.850% Fixed Rate	Monthly	4/29/2025	2,008	158,311	-	1,325
Morgan Stanley	Vivendi	GBP	4.59% (0.600% + Euro Overnight Index Average)	Monthly	4/29/2025	11,427	119,161	-	5,804
Morgan Stanley	Weiss - MSGWARO2 Basket	GBP	5.83% (0.500% + US Federal Funds Effective Rate INDEX)
				Monthly	4/29/2025	2,037	262,060	-	13,026

	Paid by the Fund		Received by the Fund
Counterparty	Financing Rate/Security	Currency	Financing Rate/Security	Payment Frequency	Maturity Date	Number of Shares/Units	Notional Amount	Upfront Payments	Value of Unrealized Appreciation (Depreciation)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	4.69% ((0.500)% + Sterling Overnight Index Average)	GBP	Abrdn PLC	Monthly	4/29/2025	(16,698)	(28,031)		-	326
Morgan Stanley	4.69% ((0.500)% + Sterling Overnight Index Average)	GBP	Antofagasta PLC	Monthly	4/29/2025	(16,888)	(290,443)		-	(50,685)
Morgan Stanley	4.69% ((0.500)% + Sterling Overnight Index Average)	GBP	Astrazeneca PLC	Monthly	4/29/2025	(1,137)	(118,946)		-	(2,312)
Morgan Stanley	3.34% ((0.650)% + Euro Overnight Index Average)	GBP	Banco Santander S.A.	Monthly	4/29/2025	(7,207)	(26,802)		-	(456)
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	USD	Casual Dining MSGWCASD Basket	Monthly	8/13/2025	(1,841)	(181,449)		-	(23,466)
Morgan Stanley	4.69% ((0.500)% + Sterling Overnight Index Average)	GBP	Glencore PLC	Monthly	7/2/2025	(10,427)	(43,533)		-	5,384
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	GBP	Growth Software Basket	Monthly	4/29/2025	(4,007)	(877,092)		-	(33,307)
Morgan Stanley	(0.850)% Fixed Rate	GBP	Growth vs Value Basket	Monthly	4/29/2025	(1,206)	(151,630)		-	1,246
Morgan Stanley	4.69% ((0.500)% + Sterling Overnight Index Average)	GBP	Intercontinental Hotels Group	Monthly	4/29/2025	(4,887)	(365,390)		-	(25,022)
Morgan Stanley	4.56% ((0.630)% + Sterling Overnight Index Average)	GBP	iShares PLC - iShares Core FTSE 100 UCIT	Monthly	6/3/2025	(12,325)	(91,282)		-	722
Morgan Stanley	2.99% ((1.000)% + Euro Overnight Index Average)	GBP	Lyxor CAC 40 (DR) UCITS ETF	Monthly	4/29/2025	(542)	(40,786)		-	(1,584)
Morgan Stanley	4.56% ((0.770)% + US Federal Funds Effective Rate INDEX)	USD	Marketing Clean Energy Basket	Monthly	4/29/2025	(147)	(10,021)		-	(16)
Morgan Stanley	4.83% ((0.500)% + US Federal Funds Effective Rate INDEX)	GBP	MS Crowd Basket	Monthly	4/29/2025	(960)	(146,496)		-	(6,298)
Morgan Stanley	4.98% ((0.350)% + US Federal Funds Effective Rate INDEX)	USD	MS Leisure Travel Basket	Monthly	4/29/2025	(8,197)	(623,464)		-	(44,574)
Morgan Stanley	5.03% ((0.300)% + US Federal Funds Effective Rate INDEX)	GBP	MS Technology Hardware Basket	Monthly	4/29/2025	(2,894)	(195,808)	-	-	(27,088)
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	GBP	MSGWREIT Basket	Monthly	4/29/2025	(812)	(87,664)		-	(4,515)
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	USD	MSGWTARF Basket	Monthly	4/29/2025	(731)	(70,987)		-	1,580
Morgan Stanley	4.93% ((0.400)% + US Federal Funds Effective Rate INDEX)	USD	MSXXAIB Basket	Monthly	9/4/2025	(204)	(32,324)		-	(6,221)
Morgan Stanley	4.95% ((0.380)% + US Federal Funds Effective Rate INDEX)	GBP	MSXXCCC Basket	Monthly	4/29/2025	(3,651)	(388,576)		-	(7,995)
Morgan Stanley	3.34% ((0.650)% + Euro Overnight Index Average)	EUR	OUTOKUMPU OYJ	Monthly	11/24/2025	(1,840)	(7,268)		-	(203)
Morgan Stanley	4.81% ((0.520)% + US Federal Funds Effective Rate INDEX)	USD	Unprofitable Tech Co. Basket	Monthly	4/29/2025	(13,661)	(606,958)		-	15,707
Morgan Stanley	(0.81)% Fixed Rate	USD	U.S. 3 Month Momentum Basket	Monthly	9/9/2025	(794)	(63,194)		-	8,419
Morgan Stanley	(0.90)% Fixed Rate	USD	U.S. Momentum Basket	Monthly	4/29/2025	(374)	(45,767)		-	(909)
Morgan Stanley	4.88% ((0.450)% + US Federal Funds Effective Rate INDEX)	GBP	Weiss - Infotech Basket	Monthly	4/29/2025	(4,554)	(834,748)		-	(14,375)
Morgan Stanley	4.98% ((0.350)% + US Federal Funds Effective Rate INDEX)	USD	Weiss – MSGWAERO Basket	Monthly	4/29/2025	(2,468)	(238,236)	-	-	(22,687)
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	USD	Weiss – MSGWAIR Basket	Monthly	4/29/2025	(184)	(15,830)		-	(1,273)
Morgan Stanley	4.98% ((0.350)% + US Federal Funds Effective Rate INDEX)	GBP	Weiss – MSGWDEF Basket	Monthly	4/29/2025	(1,989)	(186,330)		-	(1,574)
Morgan Stanley	5.08% ((0.250)% + US Federal Funds Effective Rate INDEX)	GBP	Weiss – MSGWOFRE Basket	Monthly	4/29/2025	(40)	(3,672)	-	-	(178)
										$1,198,578

EUR – Euro
GBP – British Pound Sterling PLC – Public Limited Co.
USD – U.S. Dollar
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

(a) The components of the Sector-Neutral Dividend Yield Basket basket are shown below. The fifty largest components of each leg of the basket as of January 31, 2024, are shown below.

	Shares	Value	% of basket
Common Stocks
Banks
Citigroup, Inc.	523	$29,375	0.54%
Citizens Financial Group, Inc.	878	28,721	0.53%
Fifth Third Bancorp	842	28,836	0.53%
First Horizon Corp.	1,891	26,933	0.50%
Huntington Bancshares, Inc.	2,150	27,365	0.50%
KeyCorp	1,923	27,945	0.52%
PNC Financial Services Group, Inc.	181	27,329	0.50%
Regions Financial Corp.	1,453	27,122	0.50%
Truist Financial Corp.	745	27,597	0.51%
US Bancorp	633	26,300	0.48%
		277,523
Biotechnology
AbbVie, Inc.	367	60,253	1.11%
Amgen, Inc.	155	48,605	0.90%
Gilead Sciences, Inc.	460	35,966	0.66%
		144,824
Capital Markets
T Rowe Price Group, Inc.	241	26,167	0.48%

Communications Equipment
Cisco Systems, Inc.	2,027	101,725	1.87%
Juniper Networks, Inc.	781	28,876	0.53%
Motorola Solutions, Inc.	209	66,871	1.23%
		197,472
Diversified Telecommunication Services
AT&T, Inc.	5,053	89,395	1.65%
Verizon Communications Inc	2,181	92,383	1.70%
		181,778
Electronic Equipment, Instruments & Components
Corning, Inc.	953	30,970	0.57%

Financial Services
Corebridge Financial, Inc.	1,148	27,735	0.51%

Health Care Equipment & Supplies
Abbott Laboratories	389	44,003	0.81%
Becton Dickinson & Co.	134	32,007	0.59%
Medtronic PLC	487	42,605	0.79%
		118,615
Health Care Providers & Services
Cigna Group	141	42,382	0.78%
CVS Health Corp.	446	33,178	0.61%
UnitedHealth Group, Inc.	95	48,560	0.89%
		124,120

IT Services
Accenture PLC	292	106,332	1.96%
Cognizant Technology Solutions Corp.	868	66,966	1.23%
International Business Machines Corp.	623	114,378	2.11%
		287,676
Media
Comcast Corp.	1,979	92,086	1.70%
Interpublic Group of Cos., Inc.	1,493	49,247	0.91%
Nexstar Media Group, Inc.	192	34,034	0.63%
		175,367

Pharmaceuticals
Bristol-Myers Squibb Co.	1,009	49,330	0.91%
Johnson & Johnson	334	53,031	0.98%
Merck & Co., Inc.	496	59,915	1.10%
Omnicom Group, Inc.	561	50,734	0.94%
Pfizer, Inc.	1,688	45,702	0.84%
		258,712
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	533	102,552	1.89%
Broadcom, Inc.	104	122,170	2.25%
Microchip Technology, Inc.	1,174	99,990	1.84%
QUALCOMM, Inc.	762	113,095	2.08%
Skyworks Solutions, Inc.	576	60,143	1.11%
Texas Instruments, Inc.	636	101,807	1.88%
		599,757
Software
Gen Digital, Inc.	1,527	35,846	0.66%
Oracle Corp.	838	93,627	1.73%
		129,473

Technology Hardware, Storage & Periperals
Hewlett Packard Enterprise Co.	2,611	39,929	0.74%
HP, Inc.	2,191	62,917	1.16%
NetApp, Inc.	465	40,534	0.75%
		143,380

	Shares	Value	% of basket
Short Common Stocks
Capital Markets
Charles Schwab Corp.	(400)	$(25,149)	0.46%
Intercontinental Exchange, Inc.	(211)	(26,921)	0.50%
KKR & Co., Inc.	(319)	(27,600)	0.51%
Moody's Corp.	(66)	(25,811)	0.48%
MSCI, Inc.	(42)	(25,286)	0.47%
S&P Global, Inc.	(57)	(25,763)	0.47%
		(156,530)

Consumer Finance	(142)	(28,566)	0.53%
American Express Co.

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	(40)	(27,714)	0.51%

Electronic Equipment, Instruments & Components
Amphenol Corp.	(584)	(59,087)	1.09%
Jabil, Inc.	(415)	(51,969)	0.96%
		(111,056)
Entertainment
Electronic Arts, Inc.	(597)	(82,187)	1.51%
TKO Group Holdings, Inc.	(596)	(49,899)	0.92%
		(132,086)

Financial Services
Global Payments, Inc.	(205)	(27,280)	0.50%
Mastercard, Inc.	(58)	(26,117)	0.48%
Visa, Inc.	(94)	(25,609)	0.47%
		(79,006)
Food Products
Mondelez International, Inc.	(333)	(25,053)	0.46%

Health Care Equipment & Supplies
Stryker Corp.	(157)	(52,526)	0.97%
Teradyne, Inc.	(401)	(38,755)	0.71%
Zimmer Biomet Holdings Inc.	(213)	(26,731)	0.49%
		(118,012)
Health Care Providers & Services
Elevance Health, Inc.	(101)	(49,806)	0.92%
HCA Healthcare, Inc.	(164)	(50,072)	0.92%
Humana, Inc.	(105)	(39,618)	0.73%
McKesson Corp.	(89)	(44,316)	0.82%
		(183,812)
Household Products
Colgate-Palmolive Co.	(297)	(24,993)	0.46%

Insurance
Chubb Ltd.	(106)	(25,934)	0.48%
Progressive Corp.	(146)	(26,055)	0.48%
		(51,989)
Life Sciences Tools & Services
Agilent Technologies, Inc.	(241)	(31,290)	0.58%
Thermo Fisher Scientific, Inc	(103)	(55,277)	1.02%
		(86,567)
Media
Fox Corp.	(1,571)	(50,752)	0.94%
News Corp.	(1,117)	(27,529)	0.51%
Paramount Global	(5,446)	(79,451)	1.46%
		(157,732)

Pharmaceuticals
Cencora, Inc.	(175)	(40,732)	0.75%
Danaher Corp.	(227)	(54,504)	1.00%
Eli Lilly & Co.	(85)	(55,144)	1.02%
Zoetis, Inc.	(218)	(40,999)	0.76%
		(191,379)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	(649)	(106,703)	1.97%
Entegris, Inc.	(356)	(41,843)	0.77%
Intel Corp.	(2,158)	(92,985)	1.71%
KLA Corp.	(178)	(105,909)	1.95%
Lam Research Corp.	(136)	(112,104)	2.07%
Marvell Technology, Inc.	(1,729)	(117,057)	2.16%
Micron Technology, Inc.	(1,265)	(108,459)	2.00%
Monolithic Power Systems, Inc.	(122)	(73,460)	1.35%
NVIDIA Corp.	(201)	(123,974)	2.28%
		(882,495)
Software
Intuit, Inc.	(168)	(106,091)	1.96%
Microsoft Corp.	(256)	(101,796)	1.88%
Roper Technologies, Inc.	(118)	(63,420)	1.17%
		(271,307)
Technology Hardware, Storage & Periperals
Apple, Inc.	(512)	(94,454)	1.74%

Wireless Communications
T-Mobile US, Inc.	(548)	(88,432)	1.63%

INVESTMENT VALUATION

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2024:

Weiss Alternative Multi-Strategy Fund
	Level 1	Level 2	Level 3		Total
Investments at Fair Value
Assets
Common Stocks
Aerospace & Defense	$1,084,765	$–	$–		$1,084,765
Air Freight & Logistics	691,182	203,778	–		894,960
Automobile Components	240,084	–	–		240,084
Automobiles	838,274	–	–		838,274
Banks	5,227,828	187,908	–		5,415,736
Beverages	4,039,863	–	–		4,039,863
Biotechnology	3,319,717	38,345	–		3,358,062
Broadline Retail	2,001,003	–	–		2,001,003
Building Products	578,767	–	–		578,767
Capital Markets	5,704,177	95,006	–		5,799,183
Chemicals	811,468	–	–		811,468
Commercial Services & Supplies	127,074	–	–		127,074
Communications Equipment	1,339,171	–	–		1,339,171
Construction & Engineering	462,215	–	–		462,215
Construction Materials	199,958	–	–		199,958
Consumer Finance	617,743	–	–		617,743
Consumer Staples Distribution & Retail	2,522,441	–	–		2,522,441
Distributors	210,488	–	–		210,488
Diversified Consumer Services	99,888	–	–		99,888
Diversified REITs	948,299	–	–		948,299
Electrical Equipment	1,943,200	–	–		1,943,200
Electronic Equipment, Instruments & Components	860,550	–	–		860,550
Energy Equipment & Services	4,323,311	–	–		4,323,311
Entertainment	1,349,183	–	–		1,349,183
Financial Services	2,341,268	44,332	–		2,385,600
Food Products	3,029,834	–	–		3,029,834
Ground Transportation	4,121,853	–	–		4,121,853
Health Care Equipment & Supplies	2,670,182	–	–		2,670,182
Health Care Providers & Services	1,283,055	–	–		1,283,055
Health Care REITs	2,860,287	–	–		2,860,287
Health Care Technology	733,896	–	–		733,896
Hotel & Resort REITs	194,583	–	–		194,583
Hotels, Restaurants & Leisure	9,922,163	–	–		9,922,163
Household Durables	542,963	–	–		542,963
Household Products	3,014,363	–	–		3,014,363
Industrial Conglomerates	206,785	–	–		206,785
Industrial REITs	9,603,333	–	–		9,603,333
Insurance	2,052,313	61,358	–		2,113,671
Interactive Media & Services	421,670	–	–		421,670
IT Services	713,759	–	–		713,759
Leisure Products	–	–	202	(1)	202
Life Sciences Tools & Services	1,835,767	193,548	–		2,029,315
Machinery	2,045,007	–	–		2,045,007
Marine Transportation	112,956	7,375	–		120,331
Media	1,595,725	–	–		1,595,725
Metals & Mining	6,026,581	341,195	41,676	(1)	6,409,452
Mortgage Real Estate Investment Trusts (REITs)	461,654	–	–		461,654
Office REITs	8,953,871	–	–		8,953,871
Oil, Gas & Consumable Fuels	4,740,351	–	–		4,740,351
Paper & Forest Products	89,300	–	–		89,300
Passenger Airlines	216,092	–	–		216,092
Personal Care Products	273,514	75,705	–		349,219
Pharmaceuticals	2,542,407	280,545	–		2,822,952
Professional Services	700,715	–	–		700,715
Real Estate Management & Development	261,107	–	–		261,107
Residential REITs	421,895	–	–		421,895
Retail REITs	6,502,456	–	–		6,502,456
Semiconductors & Semiconductor Equipment	2,068,671	294,978	–		2,363,649
Software	4,805,009	–	–		4,805,009
Specialized REITs	6,307,002	–	–		6,307,002
Specialty Retail	1,799,670	–	–		1,799,670
Technology Hardware, Storage & Peripherals	912,415	–	–		912,415
Textiles, Apparel & Luxury Goods	1,138,262	–	–		1,138,262
Trading Companies & Distributors	1,937,976	–	–		1,937,976
Wireless Telecommunication Services	12,356	–	2,494	(1)	14,850
Total Common Stocks	139,013,805	1,824,073	44,372		140,882,250
Contingent Value Rights	–	–	–	(1)(2)	–
Exchange Traded Funds(3)	21,482,087	–	–		21,482,087
Purchased Options	25,929	215,251	–		241,180
Preferred Stocks	187,796	–	–		187,796
Money Market Fund	8,831,259	–	–		8,831,259
	$169,540,876	$2,039,324	$44,372		$171,624,572
Other Instruments
Futures Contracts	$–	$2,348,464	$–		$2,348,464
Swap Contracts	–	1,198,578	–		1,198,578
	$–	$3,547,042	$–		$3,547,042
Liabilities
Common Stocks
Aerospace & Defense	$(460,496)	$–	$–		$(460,496)
Air Freight & Logistics	(836,464)	–	–		(836,464)
Automobiles	(642,246)	(94,168)	–		(736,414)
Banks	(3,954,622)	(59,178)	–		(4,013,800)
Beverages	(2,369,412)	–	–		(2,369,412)
Biotechnology	(1,126,560)	–	–		(1,126,560)
Broadline Retail	(786,535)	–	–		(786,535)
Building Products	(418,277)	–	–		(418,277)
Capital Markets	(5,346,397)	–	–		(5,346,397)
Chemicals	(1,951,087)	–	–		(1,951,087)
Commercial Services & Supplies	(147,411)	–	–		(147,411)
Communications Equipment	(674,254)	–	–		(674,254)
Construction & Engineering	(1,254,636)	–	–		(1,254,636)
Construction Materials	(70,082)	–	–		(70,082)
Consumer Finance	(1,359,718)	–	–		(1,359,718)
Consumer Staples Distribution & Retail	(1,354,223)	–	–		(1,354,223)
Containers & Packaging	(23,735)	–	–		(23,735)
Electrical Equipment	(329,118)	(472,548)	–		(801,666)
Electronic Equipment, Instruments & Components	(45,078)	–	–		(45,078)
Energy Equipment & Services	(940,055)	–	–		(940,055)
Entertainment	(200,484)	–	–		(200,484)
Financial Services	(397,113)	–	–		(397,113)
Food Products	(2,075,321)	(74,524)	–		(2,149,845)
Ground Transportation	(2,843,154)	–	–		(2,843,154)
Health Care Equipment & Supplies	(944,851)	–	–		(944,851)
Health Care Providers & Services	(1,599,810)	(100,836)	–		(1,700,646)
Health Care REITs	(269,932)	–	–		(269,932)
Health Care Technology	(324,452)	–	–		(324,452)
Hotel & Resort REITs	(492,683)	–	–		(492,683)
Hotels, Restaurants & Leisure	(6,572,105)	(90,609)	–		(6,662,714)
Household Durables	(345,459)	–	–		(345,459)
Household Products	(912,139)	–	–		(912,139)
Industrial Conglomerates	(69,530)	–	–		(69,530)
Industrial REITs	(7,098,505)	–	–		(7,098,505)
Insurance	(1,286,452)	(358,770)	–		(1,645,222)
Interactive Media & Services	(244,227)	–	–		(244,227)
IT Services	(784,165)	–	–		(784,165)
Leisure Products	(264,510)	–	–		(264,510)
Life Sciences Tools & Services	(1,481,725)	(32,047)	–		(1,513,772)
Machinery	(2,765,176)	–	–		(2,765,176)
Media	(1,359,393)	–	–		(1,359,393)
Metals & Mining	(2,558,429)	(885,144)	–		(3,443,573)
Mortgage Real Estate Investment Trusts (REITs)	(207,087)	–	–		(207,087)
Office REITs	(5,676,054)	–	–		(5,676,054)
Oil, Gas & Consumable Fuels	(4,388,593)	–	–		(4,388,593)
Paper & Forest Products	(97,296)	–	–		(97,296)
Passenger Airlines	(161,619)	–	–		(161,619)
Personal Care Products	(211,944)	–	–		(211,944)
Pharmaceuticals	(1,628,397)	(505,902)	–		(2,134,299)
Professional Services	(745,724)	–	–		(745,724)
Residential REITs	(1,142,420)	–	–		(1,142,420)
Retail REITs	(6,501,045)	–	–		(6,501,045)
Semiconductors & Semiconductor Equipment	(1,547,957)	(244,802)	–		(1,792,759)
Software	(1,188,515)	–	–		(1,188,515)
Specialized REITs	(9,467,261)	–	–		(9,467,261)
Specialty Retail	(2,607,172)	–	–		(2,607,172)
Technology Hardware, Storage & Peripherals	(1,185,469)	–	–		(1,185,469)
Textiles, Apparel & Luxury Goods	(606,178)	(145,933)	–		(752,111)
Trading Companies & Distributors	(424,112)	–	–		(424,112)
Total Common Stocks	(96,766,864)	(3,064,461)	–		(99,831,325)
Exchange Traded Funds(3)	(46,280,128)	(67,688)	–		(46,347,816)
Preferred Stocks	–	(192,980)	–		(192,980)
	$(143,046,992)	$(3,325,129)	$–		$(146,372,121)
Other Instruments
Written Options	$(9,063)	$(58,815)	$–		$(67,878)
Futures Contracts(4)	–	(558)	–		(558)
	$(9,063)	$(59,376)	$–		$(68,436)
(1) Management has deemed these Level 3 securities as immaterial and therefore no further disclosure is needed.
(2) Amount less than $0.50.
(3) See the Schedule of Investments for industry classifications.
(4) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the     Schedules of Open Swap and Open Futures contracts.

For the period ended January 31, 2024, there were no transfers into or out of Level 3 securities.